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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.1%
		Belgium: 0.4%
14,900	@, L	Option NV	$300,174
			300,174
		Bermuda: 1.0%
42,100	@	Marvell Technology Group Ltd.	815,477
			815,477
		Finland: 0.5%
22,000		Nokia OYJ ADR	433,180
			433,180
		France: 1.1%
28,300	L	Alcatel SA ADR	344,694
5,000		Neopost SA	597,421
			942,115
		Germany: 2.0%
10,700	L	MAN AG	902,257
15,700	L	SAP AG ADR	777,150
			1,679,407
		Guernsey: 0.9%
18,200	@	Amdocs Ltd.	720,720
			720,720
		Hong Kong: 1.6%
135,000	L	ASM Pacific Technology	708,590
92,400		China Mobile Ltd.	651,958
			1,360,548
		India: 0.6%
51,000	@	Bharti Airtel Ltd.	521,383
			521,383
		Japan: 4.2%
7,000		Disco Corp.	430,574
18,000		Kurita Water Industries Ltd.	349,304
51,100		Nabtesco Corp.	582,137
29,200		NSD Co., Ltd.	1,191,051
2,500		Obic Co., Ltd.	528,969
4,100		Otsuka Corp.	436,068
			3,518,103
		Mexico: 1.0%
21,500		America Movil SA de CV ADR	846,455
			846,455
		Netherlands: 1.1%
38,400	@, L	ASML Holding NV	893,952
			893,952

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Norway: 0.3%
103,500	@, L	Fast Search & Transfer ASA	$287,129
			287,129
		Singapore: 0.7%
900,000	@	STATS ChipPAC Ltd.	546,587
			546,587
		South Korea: 1.2%
4,500	@	NHN Corp.	471,264
700		Samsung Electronics Co., Ltd.	490,748
			962,012
		Sweden: 0.7%
17,800	L	Telefonaktiebolaget LM Ericsson ADR	613,210
			613,210
		Switzerland: 4.0%
5,300		Alcon, Inc.	606,850
19,750		Novartis AG ADR	1,154,190
3,600		Roche Holding AG	621,962
11,000	L	Roche Holding AG ADR	948,284
			3,331,286
		Taiwan: 3.8%
109,660		Cheng Uei Precision Industry Co., Ltd.	391,651
132,433		Hon Hai Precision Industry Co., Ltd	806,037
66,135		Lite-On Technology Corp.	81,685
515,000		Powerchip Semiconductor Corp.	328,480
43,000		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	412,800
200,000		TXC Corp.	315,981
113,320		Unimicron Technology Corp.	139,769
597,728		Wistron Corp.	676,470
			3,152,873
		United Kingdom: 2.0%
59,000	@	Autonomy Corp. PLC	512,334
117,800		Meggitt PLC	689,087
57,400	@	Wolfson Microelectronics PLC	504,431
			1,705,852
		United States: 69.0%
81,000	@	3Com Corp.	357,210
16,200		Abbott Laboratories	786,672
30,500	@, L	Adobe Systems, Inc.	1,142,225
58,900	@	Agere Systems, Inc.	879,377
21,000	@	Agilent Technologies, Inc.	686,490
25,400	@, L	Akamai Technologies, Inc.	1,269,746
45,600	@, L	Alexion Pharmaceuticals, Inc.	1,549,488
7,500		Allergan, Inc.	844,575
15,100		Alltel Corp.	838,050
8,900	@	Amgen, Inc.	636,617
12,300		Amphenol Corp.	761,739
13,600		Analog Devices, Inc.	399,704
19,200	@	Apple Computer, Inc.	1,478,976
30,700	@	Applera Corp. - Celera Genomics Group	427,344
52,500	L	Applied Materials, Inc.	930,825

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		United States (continued)
13,500	@, L	aQuantive, Inc.	$318,870
26,800	L	AT&T, Inc.	872,608
71,100	@	BEA Systems, Inc.	1,080,720
49,700	@	BioMarin Pharmaceuticals, Inc.	707,231
6,700		Black Box Corp.	260,764
16,900	@	Ceridian Corp.	377,884
2,200	@, L	Cerner Corp.	99,880
77,400	@	Cisco Systems, Inc.	1,780,199
13,400	@, L	Coherent, Inc.	464,444
11,300	@	Community Health Systems, Inc.	422,055
8,900		Cooper Cos., Inc.	476,150
29,000	@	Corning, Inc.	707,890
23,100		CVS Corp.	741,972
11,400	@	DaVita, Inc.	659,718
8,900	@	Edwards Lifesciences Corp.	414,651
10,300	@, L	Electronic Arts, Inc.	573,504
19,400	@	Fiserv, Inc.	913,546
31,700	@, L	Foundry Networks, Inc.	416,855
13,100	@	Genentech, Inc.	1,083,370
15,800	@	Gilead Sciences, Inc.	1,085,460
15,300		Goodrich Corp.	619,956
3,100	@	Google, Inc.	1,245,890
20,400		Harris Corp.	907,596
31,100		Hewlett-Packard Co.	1,141,059
11,400	@, L	Huron Consulting Group, Inc.	446,880
21,300	@	Informatica Corp.	289,467
47,400	@	Integrated Device Technology, Inc.	761,244
38,300		Intel Corp.	787,831
13,100		International Business Machines Corp.	1,073,414
26,500	L	Intersil Corp.	650,575
9,300		Johnson & Johnson	603,942
15,600		KLA-Tencor Corp	693,732
15,900		Lockheed Martin Corp.	1,368,354
11,800	L	Manor Care, Inc.	616,904
13,200		Maxim Integrated Products	370,524
22,400	@	MEMC Electronic Materials, Inc.	820,512
9,800		Merck & Co., Inc.	410,620
28,600	@	Micron Technology, Inc.	497,640
38,400		Microsoft Corp.	1,049,472
21,500		Molex, Inc.	837,855
6,100	@	Monster Worldwide, Inc.	220,759
55,400		Motorola, Inc.	1,385,000
12,100	@, L	Myogen, Inc.	424,468
25,200		National Semiconductor Corp.	592,956
32,400	@, L	Network Appliance, Inc.	1,199,124
10,100	@, L	Northstar Neuroscience, Inc.	133,320
15,000	@, L	Novellus Systems, Inc.	414,900
14,500	@	Nvidia Corp.	429,055
37,800	@	Oplink Communications, Inc.	755,244
103,800	@	Oracle Corp.	1,841,412
14,700		Qualcomm, Inc.	534,345
26,400	@, L	Regeneron Pharmaceuticals, Inc.	414,216
22,800	@	Seagate Technology, Inc.	526,452
35,400	@, L	Spansion LLC	590,118
38,500	@, L	Sybase, Inc.	933,240
30,500	@, L	Symantec Corp.	649,040
78,400	@, L	TIBCO Software, Inc.	704,032
44,400	@, L	TTM Technologies, Inc.	519,480
30,607	@	Varian Medical Systems, Inc.	1,634,108

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		United States (continued)
11,895	@	Waters Corp.	$538,606
31,441		Windstream Corp.	414,707
29,000	@	Wright Medical Group, Inc.	703,250
21,300	@, L	Yahoo!, Inc.	538,464
			57,736,572

		Total Common Stock (Cost $73,067,791)	80,367,035

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.9%

	U.S. Government Agency Obligations: 1.7%
$1,400,000	Federal Home Loan Bank, 4.750%, due 10/02/06		$1,399,631

	Total U.S. Government Agency Obligations (Cost $1,399,631)		1,399,631

	Securities Lending CollateralCC: 20.2%
16,923,496	The Bank of New York Institutional Cash Reserves Fund		16,923,496

	Total Securities Lending Collateral (Cost $16,923,496)		16,923,496

	Total Short-Term Investments (Cost $18,323,127)		18,323,127

	Total Investments in Securities
	(Cost $91,390,918)*	118.0%	$98,690,162
	Other Assets and Liabilities - Net	(18.0)	(15,040,221)
	Net Assets	100.0%	$83,649,941

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $91,520,799.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,963,269
	Gross Unrealized Depreciation	(1,793,906)
	Net Unrealized Appreciation	$7,169,363

ING VP Global Science and Technology Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

BRL	2,485,000	USD	1,156,890	10/03/06	1,142,165	14,725
USD	297,591	BRL	645,000	10/03/06	296,457	(1,134)
USD	848,317	BRL	1,840,000	10/03/06	845,708	(2,609)
BRL	1,350,000	USD	617,566	10/23/06	617,844	(278)
USD	831,989	BRL	1,805,000	10/23/06	826,080	(5,909)
CHF	780,000	USD	638,631	01/10/07	630,079	8,552
EUR	2,780,000	USD	3,576,803	01/10/07	3,544,294	32,509
GBP	567,000	USD	1,079,888	01/10/07	1,062,664	17,224
HKD	9,410,000	USD	1,213,412	01/10/07	1,211,730	1,682
JPY	330,557,500	USD	2,866,934	01/10/07	2,838,486	28,448
JPY	60,000,000	USD	520,544	01/10/07	515,218	5,326
TWD	90,000,000	USD	2,755,665	01/10/07	2,736,460	19,205
USD	720,078	EUR	564,000	01/10/07	719,058	(1,020)
USD	55,237	JPY	6,424,000	01/10/07	55,163	(74)
					17,041,406	116,647

Percentage of
Industry	Net Assets
Aerospace/Defense	3.2%
Biotechnology	5.4
Commercial Services	0.5
Computers	9.0
Electrical Components and Equipment	1.0
Electronics	5.5
Environmental Control	0.4
Hand/Machine Tools	0.5
Healthcare - Products	5.5

Healthcare - Services	2.0
Internet	6.5
Machinery - Diversified	1.8
Office/Business Equipment	0.7
Pharmaceuticals	7.9
Retail	0.9
Semiconductors	16.2
Software	12.8
Telecommunications	16.3
Federal Home Loan Bank	1.7
Securities Lending Collateral	20.2
Other Assets and Liabilities - Net	(18.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Aerospace/Defense: 6.9%
47,500		Boeing Co.	$3,745,375
38,000	L	L-3 Communications Holdings, Inc.	2,976,540
34,500		Lockheed Martin Corp.	2,969,070
57,400		United Technologies Corp.	3,636,290
			13,327,275
		Agriculture: 3.5%
54,900		Altria Group, Inc.	4,202,595
53,940		Monsanto Co.	2,535,719
			6,738,314
		Apparel: 2.9%
164,400	@	Coach, Inc.	5,655,360
			5,655,360
		Beverages: 5.2%
73,767		Anheuser-Busch Co., Inc.	3,504,670
100,900		PepsiCo, Inc.	6,584,734
			10,089,404
		Biotechnology: 3.3%
35,800	@	Amgen, Inc.	2,560,774
46,900	@, L	Genentech, Inc.	3,878,630
			6,439,404
		Chemicals: 0.5%
22,200		Ecolab, Inc.	950,604
			950,604
		Commercial Services: 1.0%
36,000		McKesson Corp.	1,897,920
			1,897,920
		Computers: 3.8%
25,790	@	Apple Computer, Inc.	1,986,604
142,900		Hewlett-Packard Co.	5,243,001
			7,229,605
		Cosmetics/Personal Care: 1.5%
47,865		Procter & Gamble Co.	2,966,673
			2,966,673
		Diversified Financial Services: 6.5%
73,100		American Express Co.	4,099,448
34,779	L	Capital One Financial Corp.	2,735,716
14,200		Goldman Sachs Group, Inc.	2,402,214
42,900		Merrill Lynch & Co., Inc.	3,355,638
			12,593,016

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Entertainment: 2.1%
96,300		International Game Technology	$3,996,450
			3,996,450
		Healthcare - Products: 4.6%
122,800		Baxter International, Inc.	5,582,488
71,300	@	Gen-Probe, Inc.	3,343,257
			8,925,745
		Healthcare - Services: 1.5%
18,170	@	Coventry Health Care, Inc.	936,118
38,600		UnitedHealth Group, Inc.	1,899,120
			2,835,238
		Insurance: 1.0%
22,300		Hartford Financial Services Group, Inc.	1,934,525
			1,934,525
		Internet: 3.2%
19,600	@	Akamai Technologies, Inc.	979,804
13,000	@	Google, Inc.	5,224,700
			6,204,504
		Media: 0.9%
30,400		McGraw-Hill Cos., Inc.	1,764,112
			1,764,112
		Miscellaneous Manufacturing: 6.3%
56,194		Danaher Corp.	3,858,842
166,860		General Electric Co.	5,890,158
52,400		Roper Industries, Inc.	2,344,376
			12,093,376
		Oil & Gas: 0.8%
42,000	@	Newfield Exploration Co.	1,618,680
			1,618,680
		Oil & Gas Services: 1.7%
54,100		Schlumberger Ltd.	3,355,823
			3,355,823
		Pharmaceuticals: 8.2%
77,100		Abbott Laboratories	3,743,976
17,300		Allergan, Inc.	1,948,153
15,000	@	Endo Pharmaceuticals Holdings, Inc.	488,250
107,700	@, L	Gilead Sciences, Inc.	7,398,990
57,700	@	Hospira, Inc.	2,208,179
			15,787,548
		Retail: 8.6%
30,900		Abercrombie & Fitch Co.	2,146,932
76,200		Circuit City Stores, Inc.	1,913,382
155,800		CVS Corp.	5,004,296
58,600		Federated Department Stores, Inc.	2,532,106
76,200	@	Office Depot, Inc.	3,025,140
55,500	@, L	Starbucks Corp.	1,889,775
			16,511,631

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 8.1%
98,700	@, @@, L	ASML Holding NV	$2,297,736
314,500		Intel Corp.	6,469,265
111,800	@	Micron Technology, Inc.	1,945,320
32,700	@	Nvidia Corp.	967,593
118,500		Texas Instruments, Inc.	3,940,125
			15,620,039
		Software: 8.1%
134,900	@	Adobe Systems, Inc.	5,052,005
109,800	@	Citrix Systems, Inc.	3,975,858
35,500	@, L	Electronic Arts, Inc.	1,976,640
261,300	@	Oracle Corp.	4,635,462
			15,639,965
		Telecommunications: 8.8%
91,000	L	AT&T, Inc.	2,962,960
353,400	@	Cisco Systems, Inc.	8,128,200
133,800		Motorola, Inc.	3,345,000
42,000	@, L	NII Holdings, Inc.	2,610,720
			17,046,880
		Total Common Stock (Cost $176,602,384)	191,222,091

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 8.2%

	Securities Lending CollateralCC: 8.2%
$15,903,345	The Bank of New York Institutional Cash Reserves Fund		$15,903,345

	Total Short-Term Investments
	(Cost $15,903,345)		15,903,345

	Total Investments in Securities
	(Cost $192,505,729)*	107.2%	$207,125,436
	Other Assets and Liabilities - Net	(7.2)	(13,861,650)
	Net Assets	100.0%	$193,263,786

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $193,048,977.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,733,355
	Gross Unrealized Depreciation	(1,656,896)
	Net Unrealized Appreciation	$14,076,459

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%
		Advertising: 0.5%
134,000		Omnicom Group	$12,542,400
			12,542,400
		Aerospace/Defense: 3.7%
342,800		Boeing Co.	27,029,780
242,700		General Dynamics Corp.	17,394,309
207,100		Lockheed Martin Corp.	17,823,026
299,550		Raytheon Co.	14,381,396
171,300		United Technologies Corp.	10,851,855
			87,480,366
		Agriculture: 1.4%
375,900		Altria Group, Inc.	28,775,145
93,200		Monsanto Co.	4,381,332
			33,156,477
		Airlines: 0.4%
622,100		Southwest Airlines Co.	10,364,186
			10,364,186
		Apparel: 0.6%
335,200	@	Coach, Inc.	11,530,880
97,900	L	Jones Apparel Group, Inc.	3,175,876
			14,706,756
		Auto Manufacturers: 0.1%
55,500	@	Navistar International Corp.	1,433,010
			1,433,010
		Banks: 5.4%
819,147		Bank of America Corp.	43,881,705
145,700		Comerica, Inc.	8,293,244
369,537	L	National City Corp.	13,525,054
356,600	L	Regions Financial Corp.	13,119,314
320,447		US Bancorp.	10,645,249
288,786		Wachovia Corp.	16,114,259
603,200		Wells Fargo & Co.	21,823,776
			127,402,601
		Beverages: 2.5%
413,700		Anheuser-Busch Cos., Inc.	19,654,887
349,450		Coca-Cola Co.	15,613,426
104,250	L	Pepsi Bottling Group, Inc.	3,700,875
297,500		PepsiCo, Inc.	19,414,850
			58,384,038
		Biotechnology: 0.6%
211,740	@, L	Amgen, Inc.	15,145,762
			15,145,762

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Chemicals: 1.4%
173,100		Dow Chemical Co.	$6,747,438
158,800		EI DuPont de Nemours & Co.	6,802,992
102,300	@	Hercules, Inc.	1,613,271
58,200		Praxair, Inc.	3,443,112
145,250		PPG Industries, Inc.	9,743,370
89,000	L	Sherwin-Williams Co.	4,964,420
			33,314,603
		Commercial Services: 0.8%
117,300	@, L	Apollo Group, Inc.	5,775,852
238,050		McKesson Corp.	12,549,996
			18,325,848
		Computers: 4.0%
380,500	@, L	Dell, Inc.	8,690,620
1,017,068		Hewlett-Packard Co.	37,316,225
524,250		International Business Machines Corp.	42,957,045
91,900	@, L	Lexmark International, Inc.	5,298,954
308,000	@	Unisys Corp.	1,743,280
			96,006,124
		Cosmetics/Personal Care: 1.8%
84,300		Colgate-Palmolive Co.	5,235,030
590,792		Procter & Gamble Co.	36,617,288
			41,852,318
		Diversified Financial Services: 10.2%
221,400		American Express Co.	12,416,112
95,900		Bear Stearns Cos., Inc.	13,435,590
892,400		Citigroup, Inc.	44,325,508
179,400		CIT Group, Inc.	8,724,222
168,900		Fannie Mae	9,443,199
115,700		Freddie Mac	7,674,381
179,450		Goldman Sachs Group, Inc.	30,357,557
1,087,400		JPMorgan Chase & Co.	51,064,304
287,800		Lehman Brothers Holdings, Inc.	21,256,908
165,919		Merrill Lynch & Co., Inc.	12,978,184
432,900		Morgan Stanley	31,562,739
			243,238,704
		Electric: 2.9%
647,900	@	AES Corp.	13,210,681
276,800	L	Duke Energy Corp.	8,359,360
149,800	L	Exelon Corp.	9,068,892
305,900		FirstEnergy Corp.	17,087,574
340,300		TXU Corp.	21,275,556
			69,002,063
		Electrical Components & Equipment: 0.3%
74,000		Emerson Electric Co.	6,205,640
			6,205,640
		Electronics: 0.7%
369,100	@	Agilent Technologies, Inc.	12,065,879
92,800	@	Waters Corp.	4,201,984
			16,267,863

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food: 1.0%
150,600		Campbell Soup Co.	$5,496,900
261,250		General Mills, Inc.	14,786,750
119,300		McCormick & Co., Inc.	4,531,014
			24,814,664
		Forest Products & Paper: 0.2%
93,200		Louisiana-Pacific Corp.	1,749,364
95,500	L	Temple-Inland, Inc.	3,829,550
			5,578,914
		Hand/Machine Tools: 0.1%
50,700		Snap-On, Inc.	2,258,685
			2,258,685
		Healthcare - Products: 1.5%
531,550		Johnson & Johnson	34,518,857
			34,518,857
		Healthcare - Services: 3.5%
398,300	L	Aetna, Inc.	15,752,765
140,750	@	Coventry Health Care, Inc.	7,251,440
143,550	@, L	Humana, Inc.	9,487,220
563,100		UnitedHealth Group, Inc.	27,704,520
300,300	@	WellPoint, Inc.	23,138,115
			83,334,060
		Home Furnishings: 0.2%
58,200	L	Harman International Industries, Inc.	4,856,208
			4,856,208
		Insurance: 6.9%
336,500	L	Allstate Corp.	21,108,645
466,200		American International Group, Inc.	30,890,412
290,400		Chubb Corp.	15,089,184
155,900		Cincinnati Financial Corp.	7,492,554
189,287	L	Hartford Financial Services Group, Inc.	16,420,647
329,900		Loews Corp.	12,503,210
382,800	L	Metlife, Inc.	21,697,104
225,800	L	Principal Financial Group	12,256,424
262,900	L	Prudential Financial, Inc.	20,046,125
106,970		Safeco Corp.	6,303,742
			163,808,047
		Internet: 0.6%
37,000	@, L	Google, Inc.	14,870,300
			14,870,300
		Iron/Steel: 0.8%
246,900		Nucor Corp.	12,219,081
112,000	L	United States Steel Corp.	6,460,160
			18,679,241
		Machinery - Construction & Mining: 0.3%
116,600		Caterpillar, Inc.	7,672,280
			7,672,280
		Machinery - Diversified: 0.2%
47,300	L	Cummins, Inc.	5,639,579
			5,639,579

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 3.4%
129,600	L	CBS Corp. - Class B	$3,650,832
367,900	@, L	Comcast Corp.	13,557,115
241,900		McGraw-Hill Cos., Inc.	14,037,457
1,116,250		News Corp., Inc.	21,934,313
856,600		Walt Disney Co.	26,477,506
			79,657,223
		Mining: 0.1%
75,200		Newmont Mining Corp.	3,214,800
			3,214,800
		Miscellaneous Manufacturing: 5.1%
130,200	L	3M Co.	9,689,484
79,900	@	Cooper Industries Ltd.	6,809,078
135,200		Eaton Corp.	9,308,520
1,872,900		General Electric Co.	66,113,370
470,200		Honeywell International, Inc.	19,231,180
366,692	@@	Tyco International Ltd.	10,263,709
			121,415,341
		Oil & Gas: 9.2%
688,818	L	Chevron Corp.	44,676,735
281,476		ConocoPhillips	16,756,266
1,451,200		ExxonMobil Corp.	97,375,520
211,000		Marathon Oil Corp.	16,225,900
422,100		Occidental Petroleum Corp.	20,307,231
108,400		Sunoco, Inc.	6,741,396
333,400		Valero Energy Corp.	17,160,098
			219,243,146
		Oil & Gas Services: 1.2%
572,800	L	Halliburton Co.	16,296,160
197,600	L	Schlumberger Ltd.	12,257,128
			28,553,288
		Pharmaceuticals: 5.1%
265,000		Abbott Laboratories	12,868,400
183,700		AmerisourceBergen Corp.	8,303,240
128,600	@	Express Scripts, Inc.	9,708,014
212,466	@, L	King Pharmaceuticals, Inc.	3,618,296
189,200		Mylan Laboratories	3,808,596
1,315,350		Pfizer, Inc.	37,303,326
228,450		Wyeth	11,614,398
812,050		Merck & Co., Inc.	34,024,895
			121,249,165
		Retail: 8.6%
61,600		Best Buy Co., Inc.	3,299,296
87,000	@, L	Big Lots, Inc.	1,723,470
310,650	L	Costco Wholesale Corp.	15,433,092
461,200		Gap, Inc.	8,739,740
360,050		Home Depot, Inc.	13,059,014
135,100	L	Family Dollar Stores, Inc.	3,950,324
344,500		Federated Department Stores, Inc.	14,885,845
211,900	@, L	Kohl’s Corp.	13,756,548
298,900	L	Limited Brands, Inc.	7,917,861
270,300		Lowe’s Cos., Inc.	7,584,618

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
554,850	L	McDonald’s Corp.	$21,705,732
180,500		Nordstrom, Inc.	7,635,150
250,500	@, L	Office Depot, Inc.	9,944,850
54,400		OfficeMax, Inc.	2,216,256
456,900	@, L	Starbucks Corp.	15,557,445
150,400	L	Target Corp.	8,309,600
440,387		Wal-Mart Stores, Inc.	21,719,887
467,600		Walgreen Co.	20,756,764
101,450		Wendy’s International, Inc.	6,797,150
			204,992,642
		Savings & Loans: 0.3%
168,600	L	Washington Mutual, Inc.	7,329,042
			7,329,042
		Semiconductors: 2.7%
408,500	@, L	Advanced Micro Devices, Inc.	10,151,225
73,234	@	Freescale Semiconductor, Inc.	2,783,624
1,047,800		Intel Corp.	21,553,246
344,300	@, L	LSI Logic Corp.	2,830,146
651,000	@, L	Micron Technology, Inc.	11,327,400
296,450	L	National Semiconductor Corp.	6,975,469
275,700		Texas Instruments, Inc.	9,167,025
			64,788,135
		Software: 3.2%
195,600	@	Autodesk, Inc.	6,802,968
187,000	@	BMC Software, Inc.	5,090,140
335,750	@	Compuware Corp.	2,615,493
132,200		First Data Corp.	5,552,400
1,574,850		Microsoft Corp.	43,040,651
699,200	@	Oracle Corp.	12,403,808
			75,505,460
		Telecommunications: 6.8%
1,128,296	L	AT&T, Inc.	36,737,318
343,900	@, L	Avaya, Inc.	3,934,216
524,900		BellSouth Corp.	22,439,475
113,800	L	CenturyTel, Inc.	4,514,446
2,030,500	@	Cisco Systems, Inc.	46,701,497
318,100		Citizens Communications Co.	4,466,124
267,300	@	Corning, Inc.	6,524,793
1,061,500		Motorola, Inc.	26,537,500
300,900		Qualcomm, Inc.	10,937,715
			162,793,084
		Toys/Games/Hobbies: 0.1%
144,300		Hasbro, Inc.	3,282,825
			3,282,825
		Transportation: 0.8%
51,800		FedEx Corp.	5,629,624
308,450		Norfolk Southern Corp.	13,587,223
			19,216,847

		Total Common Stock (Cost $2,210,371,053)	2,362,100,592

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 10.4%

Repurchase Agreement: 0.7%
$15,920,000	S	Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $15,927,031 to be received upon repurchase (Collateralized by $15,995,000 Federal National Mortgage Association, 5.670%, Market Value plus accrued interest $16,410,510, due 04/26/11)	$15,920,000

Total Repurchase Agreement
(Cost $15,920,000)	15,920,000

Securities Lending CollateralCC: 9.7%
230,913,055	The Bank of New York Institutional Cash Reserves Fund	230,913,055

Total Securities Lending Collateral
(Cost $230,913,055)	230,913,055

Total Short-Term Investments
(Cost $246,833,055)	246,833,055

Total Investments in Securities
(Cost $2,457,204,108)*	109.6%	$2,608,933,647
Other Assets and Liabilities - Net	(9.6)	(229,267,927)
Net Assets	100.0%	$2,379,665,720

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $2,517,005,233.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$128,414,435
Gross Unrealized Depreciation	(36,486,021)
Net Unrealized Appreciation	$91,928,414

ING VP Index Plus Large Cap Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	20	$6,727,000	12/14/06	$(14,090)
				$(14,090)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.9%
		Advertising: 0.2%
45,968	L	Catalina Marketing Corp.	$1,264,120
68,421		Harte-Hanks, Inc.	1,802,893
			3,067,013
		Aerospace/Defense: 0.5%
44,057	@, L	Alliant Techsystems, Inc.	3,571,260
49,938	L	DRS Technologies, Inc.	2,180,792
8,200	@, L	Sequa Corp.	769,652
			6,521,704
		Agriculture: 0.1%
32,900		Universal Corp.	1,201,837
			1,201,837
		Airlines: 0.4%
106,000	@, L	Airtran Holdings, Inc.	1,051,520
47,600	@	Alaska Air Group, Inc.	1,810,704
224,500	@, L	JetBlue Airways Corp.	2,081,115
			4,943,339
		Apparel: 1.0%
164,100	@	Hanesbrands, Inc.	3,693,891
106,632		Polo Ralph Lauren Corp.	6,898,024
86,862	@, L	Timberland Co.	2,499,020
			13,090,935
		Auto Manufacturers: 0.4%
92,100		Oshkosh Truck Corp.	4,648,287
			4,648,287
		Auto Parts & Equipment: 0.7%
153,482	L	ArvinMeritor, Inc.	2,185,584
14,200		Bandag, Inc.	582,768
73,450	L	BorgWarner, Inc.	4,199,137
34,500	L	Lear Corp.	714,150
53,208		Modine Manufacturing Co.	1,294,551
			8,976,190
		Banks: 4.3%
165,400		Associated Banc-Corp.	5,375,500
61,826		Bank of Hawaii Corp.	2,977,540
62,377	L	Cathay General Bancorp.	2,251,810
51,928		City National Corp.	3,482,292
336,698		Colonial BancGroup, Inc.	8,249,101
71,115		Cullen/Frost Bankers, Inc.	4,111,869
96,707	L	FirstMerit Corp.	2,240,701
65,186		Greater Bay Bancorp.	1,838,897
79,677	L	Investors Financial Services Corp.	3,432,485
160,442		Mercantile Bankshares Corp.	5,819,231
44,200	@	SVB Financial Group	1,973,088

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
189,233		TCF Financial Corp.	$4,974,936
22,768		Texas Regional Bancshares, Inc.	875,430
90,800	L	Webster Financial Corp.	4,277,588
15,781	L	Westamerica Bancorp.	797,098
85,243		Wilmington Trust Corp.	3,797,576
			56,475,142
		Beverages: 0.1%
71,898	L	PepsiAmericas, Inc.	1,534,303
			1,534,303
		Biotechnology: 1.5%
87,480	@, L	Charles River Laboratories International, Inc.	3,797,507
66,529	@, L	Invitrogen Corp.	4,218,604
685,800	@, L	Millennium Pharmaceuticals, Inc.	6,823,710
143,150	@, L	PDL BioPharma, Inc.	2,748,480
61,900	@, L	Vertex Pharmaceuticals, Inc.	2,082,935
			19,671,236
		Building Materials: 0.4%
24,505	L	Florida Rock Industries, Inc.	948,589
57,224		Martin Marietta Materials, Inc.	4,842,295
			5,790,884
		Chemicals: 3.6%
96,747		Airgas, Inc.	3,499,339
47,029		Albemarle Corp.	2,555,086
78,700	L	Cabot Corp.	2,927,640
298,900	L	Chemtura Corp.	2,591,463
50,678		Cytec Industries, Inc.	2,817,190
48,949		Ferro Corp.	870,313
48,888		FMC Corp.	3,132,254
114,829		Lubrizol Corp.	5,251,130
445,073	L	Lyondell Chemical Co.	11,291,502
24,100	L	Minerals Technologies, Inc.	1,286,940
149,060		Olin Corp.	2,289,562
141,828		RPM International, Inc.	2,693,314
56,200		Sensient Technologies Corp.	1,099,834
172,058		Valspar Corp.	4,576,743
			46,882,310
		Coal: 1.0%
359,300		Peabody Energy Corp.	13,215,054
			13,215,054
		Commercial Services: 4.8%
112,367		Adesa, Inc.	2,596,801
84,293	@, L	Alliance Data Systems Corp.	4,652,131
173,100		Avis Budget Group, Inc.	3,165,999
29,134		Banta Corp.	1,386,778
121,200	@, L	Career Education Corp.	2,727,000
107,700	@, L	ChoicePoint, Inc.	3,855,660
142,224	@, L	Corinthian Colleges, Inc.	1,537,441
51,476	L	Corporate Executive Board Co.	4,628,207
70,600	@, L	DeVry, Inc.	1,501,662
29,192	@, L	Gartner, Inc.	513,487
42,948	@, L	ITT Educational Services, Inc.	2,847,452
23,585		Kelly Services, Inc.	646,465
86,242	@	Korn/Ferry International	1,805,907
62,171	@, L	Laureate Education, Inc.	2,975,504

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
188,516		Manpower, Inc.	$11,550,375
178,922	@	MPS Group, Inc.	2,703,511
126,836		Pharmaceutical Product Development, Inc.	4,526,777
142,211	@, L	Quanta Services, Inc.	2,397,677
35,700	@, L	Rent-A-Center, Inc.	1,045,653
46,131	L	Rollins, Inc.	973,825
70,854		Sotheby’s	2,284,333
84,600	@, L	United Rentals, Inc.	1,966,950
56,950	@	Valassis Communications, Inc.	1,005,168
			63,294,763
		Computers: 3.4%
197,100	@, L	BISYS Group, Inc.	2,140,506
353,225	@, L	Cadence Design Systems, Inc.	5,990,696
240,393	@	Ceridian Corp.	5,375,187
84,248	L	Diebold, Inc.	3,667,315
76,712	@, L	DST Systems, Inc.	4,730,829
40,373		Imation Corp.	1,620,976
89,913		Jack Henry & Associates, Inc.	1,957,406
81,500	@	McData Corp.	409,945
97,300	@, L	Mentor Graphics Corp.	1,369,984
225,100	@, L	Palm, Inc.	3,277,456
69,124		Reynolds & Reynolds Co.	2,731,089
52,338	@, L	SRA International, Inc.	1,573,280
243,785	@	Synopsys, Inc.	4,807,440
275,978	@, L	Western Digital Corp.	4,995,202
			44,647,311
		Distribution/Wholesale: 1.0%
76,787	L	CDW Corp.	4,736,222
237,031	@	Ingram Micro, Inc.	4,541,514
119,617	@	Tech Data Corp.	4,369,609
			13,647,345
		Diversified Financial Services: 2.3%
131,853		AG Edwards, Inc.	7,025,128
216,040	@, L	AmeriCredit Corp.	5,398,840
63,975		Eaton Vance Corp.	1,846,319
118,633	L	IndyMac Bancorp., Inc.	4,882,934
122,148	L	Jefferies Group, Inc.	3,481,218
156,431		Raymond James Financial, Inc.	4,574,042
106,000		Waddell & Reed Financial, Inc.	2,623,500
			29,831,981
		Electric: 5.7%
146,918		Alliant Energy Corp.	5,249,380
450,500	@	Aquila, Inc.	1,950,665
152,603		DPL, Inc.	4,138,593
184,693		Energy East Corp.	4,380,918
96,286	L	Great Plains Energy, Inc.	2,986,792
41,627	L	Hawaiian Electric Industries	1,126,427
73,922	L	Idacorp, Inc.	2,794,991
224,953		MDU Resources Group, Inc.	5,025,450
192,008		Northeast Utilities	4,468,026
133,510		NSTAR	4,453,894
157,189		OGE Energy Corp.	5,676,095
238,078		Pepco Holdings, Inc.	5,754,345
86,100		PNM Resources, Inc.	2,373,777
145,142	L	Puget Energy, Inc.	3,299,078
144,450		SCANA Corp.	5,817,002

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
276,200	@	Sierra Pacific Resources	$3,960,708
106,589		Westar Energy, Inc.	2,505,907
146,250		Wisconsin Energy Corp.	6,309,225
55,232		WPS Resources Corp.	2,741,164
			75,012,437
		Electrical Components & Equipment: 1.0%
87,928		Ametek, Inc.	3,829,264
74,989	@, L	Energizer Holdings, Inc.	5,398,458
73,756		Hubbell, Inc.	3,532,912
			12,760,634
		Electronics: 2.4%
112,037		Amphenol Corp.	6,938,451
152,407	@	Arrow Electronics, Inc.	4,180,524
163,200	@	Avnet, Inc.	3,201,984
187,900		Gentex Corp.	2,670,059
103,512	@, L	Kemet Corp.	835,342
69,725		National Instruments Corp.	1,906,282
94,236	@, L	Plexus Corp.	1,809,331
89,857	@	Thomas & Betts Corp.	4,287,077
39,668	@	Varian, Inc.	1,819,571
318,653	@, L	Vishay Intertechnology, Inc.	4,473,888
			32,122,509
		Engineering & Construction: 0.8%
52,000	@	Dycom Industries, Inc.	1,118,000
73,700		Granite Construction, Inc.	3,931,895
73,281	@	Jacobs Engineering Group, Inc.	5,476,289
			10,526,184
		Entertainment: 0.4%
43,998		International Speedway Corp.	2,192,860
91,350	@, L	Macrovision Corp.	2,164,082
34,100	@, L	Scientific Games Corp.	1,084,380
			5,441,322
		Environmental Control: 0.5%
12,781	L	Mine Safety Appliances Co.	455,515
58,675		Republic Services, Inc.	2,359,322
53,671	@, L	Stericycle, Inc.	3,745,699
			6,560,536
		Food: 1.2%
155,654		Hormel Foods Corp.	5,600,431
70,586		JM Smucker Co.	3,384,599
18,773		Ruddick Corp.	488,661
171,100	@, L	Smithfield Foods, Inc.	4,623,122
41,970		Tootsie Roll Industries, Inc.	1,230,141
			15,326,954
		Forest Products & Paper: 0.6%
69,500	L	Bowater, Inc.	1,429,615
53,766		Glatfelter	728,529
77,577		Longview Fibre Co.	1,576,365
95,688		Rayonier, Inc.	3,617,006
			7,351,515

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Gas: 0.9%
97,448		AGL Resources, Inc.	$3,556,852
142,250	L	Oneok, Inc.	5,375,628
39,012		Vectren Corp.	1,047,472
60,975		WGL Holdings, Inc.	1,910,957
			11,890,909
		Hand/Machine Tools: 0.2%
19,800		Kennametal, Inc.	1,121,670
21,800		Lincoln Electric Holdings, Inc.	1,187,010
			2,308,680
		Healthcare - Products: 4.4%
75,900	@, L	Advanced Medical Optics, Inc.	3,001,845
78,993		Beckman Coulter, Inc.	4,546,837
143,950	@, L	Cytyc Corp.	3,523,896
335,744		Dentsply International, Inc.	10,109,252
126,999	@, L	Edwards Lifesciences Corp.	5,916,883
66,276	@, L	Gen-Probe, Inc.	3,107,682
110,367	@, L	Henry Schein, Inc.	5,533,801
76,738		Hillenbrand Industries, Inc.	4,372,531
18,800	@, L	Intuitive Surgical, Inc.	1,982,460
82,966	L	Steris Corp.	1,996,162
85,648	@, L	Techne Corp.	4,356,057
164,300	@, L	Varian Medical Systems, Inc.	8,771,977
			57,219,383
		Healthcare - Services: 2.7%
52,282	@, L	Apria Healthcare Group, Inc.	1,032,047
122,893	@	Community Health Systems, Inc.	4,590,054
79,463	@, L	Covance, Inc.	5,274,754
249,159	@	Health Net, Inc.	10,843,400
71,900	@, L	LifePoint Hospitals, Inc.	2,539,508
116,915	@	Lincare Holdings, Inc.	4,049,936
68,000	@, L	Psychiatric Solutions, Inc.	2,318,120
72,886		Universal Health Services, Inc.	4,368,058
			35,015,877
		Holding Companies - Diversified: 0.6%
280,216	L	Leucadia National Corp.	7,333,253
			7,333,253
		Home Builders: 0.1%
43,200	L	Thor Industries, Inc.	1,778,544
			1,778,544
		Home Furnishings: 0.1%
59,923	L	Furniture Brands International, Inc.	1,140,934
			1,140,934
		Household Products/Wares: 0.7%
124,489		American Greetings Corp.	2,878,186
54,550		Blyth, Inc.	1,327,202
80,891	L	Church & Dwight Co., Inc.	3,163,647
77,657		Tupperware Corp.	1,511,205
			8,880,240
		Insurance: 8.1%
100,912		American Financial Group, Inc.	4,735,800
55,119		AmerUs Group Co.	3,748,643

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
124,400		Arthur J Gallagher & Co.	$3,317,748
139,559		Brown & Brown, Inc.	4,264,923
112,084	@@	Everest Re Group Ltd.	10,931,553
225,510		Fidelity National Financial, Inc.	9,392,492
120,837		First American Corp.	5,116,239
85,757		Hanover Insurance Group, Inc.	3,827,335
236,396		HCC Insurance Holdings, Inc.	7,772,700
52,076		Horace Mann Educators Corp.	1,001,421
45,425		Mercury General Corp.	2,253,534
77,078		Ohio Casualty Corp.	1,994,008
287,409		Old Republic International Corp.	6,366,109
149,459		PMI Group, Inc.	6,547,799
120,817		Protective Life Corp.	5,527,378
175,183	L	Radian Group, Inc.	10,510,980
66,314		Stancorp Financial Group, Inc.	2,959,594
70,597		Unitrin, Inc.	3,118,269
366,230		WR Berkley Corp.	12,960,880
			106,347,405
		Internet: 1.2%
61,189	@, L	Avocent Corp.	1,843,013
110,700	@, L	Checkfree Corp.	4,574,124
50,700	@, L	F5 Networks, Inc.	2,723,604
275,600	@	McAfee, Inc.	6,741,176
			15,881,917
		Iron/Steel: 0.5%
79,700		Reliance Steel & Aluminum Co.	2,561,558
92,064		Steel Dynamics, Inc.	4,644,629
			7,206,187
		Leisure Time: 0.0%
31,600		Callaway Golf Co.	414,276
			414,276
		Lodging: 0.1%
21,948		Boyd Gaming Corp.	843,681
			843,681
		Machinery - Construction & Mining: 0.4%
154,500		Joy Global, Inc.	5,810,745
			5,810,745
		Machinery - Diversified: 1.0%
109,100	@, L	AGCO Corp.	2,765,685
70,250	@	Flowserve Corp.	3,553,948
86,779		Graco, Inc.	3,389,588
71,814	L	Nordson Corp.	2,862,506
			12,571,727
		Media: 1.0%
109,411	L	Belo Corp.	1,729,788
46,400	@	Emmis Communications Corp.	568,400
16,199	L	Entercom Communications Corp.	408,215
30,800		Media General, Inc.	1,161,776
48,200	L	Reader’s Digest Association, Inc.	624,672
43,606	@, L	Scholastic Corp.	1,358,327
7,255		Washington Post	5,346,935
80,120		Westwood One, Inc.	567,250
57,196	L	Lee Enterprises, Inc.	1,443,627
			13,208,990

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Metal Fabricate/Hardware: 1.0%
150,500		Commercial Metals Co.	$3,059,665
67,130	L	Precision Castparts Corp.	4,239,931
120,323		Timken Co.	3,583,219
122,202		Worthington Industries	2,084,766
			12,967,581
		Miscellaneous Manufacturing: 2.4%
38,522		Carlisle Cos., Inc.	3,239,700
111,764		Crane Co.	4,671,735
36,410		Donaldson Co., Inc.	1,343,529
58,444		Federal Signal Corp.	891,271
53,773		Harsco Corp.	4,175,473
123,288		Pentair, Inc.	3,228,913
108,600		Roper Industries, Inc.	4,858,764
73,126		SPX Corp.	3,907,853
85,612		Teleflex, Inc.	4,763,452
			31,080,690
		Office Furnishings: 0.6%
141,071		Herman Miller, Inc.	4,826,039
64,807	L	HNI Corp.	2,694,675
			7,520,714
		Oil & Gas: 4.5%
64,830	@	Denbury Resources, Inc.	1,873,587
208,649	L	ENSCO International, Inc.	9,145,086
29,700	@, L	Forest Oil Corp.	938,223
192,976		Helmerich & Payne, Inc.	4,444,237
177,700	@	Newfield Exploration Co.	6,848,558
324,016	L	Noble Energy, Inc.	14,771,889
225,700	L	Patterson-UTI Energy, Inc.	5,362,632
78,825		Pogo Producing Co.	3,227,884
221,650	@, L	Pride International, Inc.	6,077,643
169,500		Pioneer Natural Resources Co.	6,630,840
			59,320,579
		Oil & Gas Services: 2.0%
146,859	@	Cameron International Corp.	7,094,758
37,300	@	FMC Technologies, Inc.	2,003,010
177,400	@	Grant Prideco, Inc.	6,746,522
44,691	@, L	Hanover Compressor Co.	814,270
109,000		Smith International, Inc.	4,229,200
134,800	L	Tidewater, Inc.	5,956,812
			26,844,572
		Packaging & Containers: 0.5%
100,917		Packaging Corp. of America	2,341,274
123,934		Sonoco Products Co.	4,169,140
			6,510,414
		Pharmaceuticals: 2.0%
75,911	@, L	Cephalon, Inc.	4,687,504
70,000		Medicis Pharmaceutical Corp.	2,264,500
151,569	L	Omnicare, Inc.	6,531,108
97,105	L	Perrigo Co.	1,647,872
139,800	@, L	Sepracor, Inc.	6,771,912
44,300	L	Valeant Pharmaceuticals International	876,254
103,895	@, L	VCA Antech, Inc.	3,746,454
			26,525,604

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.9%
102,014		National Fuel Gas Co.	$3,708,209
107,015	L	Questar Corp.	8,750,617
			12,458,826
		Real Estate Investment Trusts: 3.1%
110,050		AMB Property Corp.	6,064,856
56,200	L	Developers Diversified Realty Corp.	3,133,712
70,100		Highwoods Properties, Inc.	2,608,421
95,000	L	Hospitality Properties Trust	4,484,000
44,621		Liberty Property Trust	2,132,438
36,800	L	Macerich Co.	2,810,048
77,910		Mack-Cali Realty Corp.	4,035,738
134,112		New Plan Excel Realty Trust	3,627,730
85,742	L	Regency Centers Corp.	5,895,620
68,896		United Dominion Realty Trust, Inc.	2,080,659
97,790	L	Weingarten Realty Investors	4,206,926
			41,080,148
		Retail: 9.1%
110,046		Abercrombie & Fitch Co.	7,645,996
131,075	L	Advance Auto Parts, Inc.	4,317,611
91,300	@	Aeropostale, Inc.	2,668,699
290,300		American Eagle Outfitters	12,723,849
155,944	@	AnnTaylor Stores Corp.	6,527,816
64,100		Barnes & Noble, Inc.	2,431,954
79,250	@, L	BJ’s Wholesale Club, Inc.	2,312,515
43,429		Bob Evans Farms, Inc.	1,315,030
102,821		Brinker International, Inc.	4,122,094
54,528	@, L	Carmax, Inc.	2,274,363
211,800	@, L	Charming Shoppes, Inc.	3,024,504
227,566	@, L	Chico’s FAS, Inc.	4,899,496
164,476		Claire’s Stores, Inc.	4,796,120
76,900	@	Coldwater Creek, Inc.	2,211,644
222,232	@, L	Dollar Tree Stores, Inc.	6,880,303
194,303		Foot Locker, Inc.	4,906,151
38,500	@, L	GameStop Corp.	1,781,780
170,600		Michaels Stores, Inc.	7,427,924
66,100		MSC Industrial Direct Co.	2,692,914
98,383	@	99 Cents Only Stores	1,163,871
145,093	@, L	O’Reilly Automotive, Inc.	4,818,539
143,250	@	Payless Shoesource, Inc.	3,566,925
175,150	L	Petsmart, Inc.	4,860,413
44,800	L	Pier 1 Imports, Inc.	332,416
54,450	L	Regis Corp.	1,952,033
303,708		Ross Stores, Inc.	7,717,220
71,565	L	Ruby Tuesday, Inc.	2,017,417
166,000	L	Saks, Inc.	2,868,480
145,200	L	Williams-Sonoma, Inc.	4,703,028
			118,961,105
		Savings & Loans: 1.0%
110,575	L	Astoria Financial Corp.	3,407,922
134,674		First Niagara Financial Group, Inc.	1,963,547
332,300	L	New York Community Bancorp., Inc.	5,443,074
132,150		Washington Federal, Inc.	2,965,446
			13,779,989

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 4.3%
740,174	@	Atmel Corp.	$4,470,651
29,100	@, L	Cabot Microelectronics Corp.	838,662
96,262	@, L	Cree, Inc.	1,935,829
72,200	@, L	Cypress Semiconductor Corp.	1,282,994
266,500	@, L	Fairchild Semiconductor International, Inc.	4,983,550
344,760	@	Integrated Device Technology, Inc.	5,536,846
171,850		Intersil Corp.	4,218,918
245,072	@, L	Lam Research Corp.	11,109,114
137,000	@	Lattice Semiconductor Corp.	934,340
213,065	@	MEMC Electronic Materials, Inc.	7,804,571
76,900	@, L	Micrel, Inc.	737,471
275,050	L	Microchip Technology, Inc.	8,917,121
85,250	@	Semtech Corp.	1,087,790
71,650	@, L	Silicon Laboratories, Inc.	2,222,583
188,980	@	Triquint Semiconductor, Inc.	982,696
			57,063,136
		Software: 2.6%
92,450	L	Acxiom Corp.	2,279,817
33,319	@, L	Advent Software, Inc.	1,206,481
104,125	@, L	CSG Systems International	2,752,024
82,909	@, L	Dun & Bradstreet Corp.	6,217,346
136,712		Fair Isaac Corp.	4,999,558
83,314	L	Fidelity National Information Services, Inc.	3,082,618
145,989		MoneyGram International, Inc.	4,242,440
32,200		SEI Investments Co.	1,809,318
188,242	@, L	Sybase, Inc.	4,562,986
45,550	@	Transaction Systems Architects, Inc.	1,563,276
91,453	@, L	Wind River Systems, Inc.	979,462
			33,695,326
		Telecommunications: 2.1%
489,389	@, L	3Com Corp.	2,158,205
80,550	L	Adtran, Inc.	1,920,312
282,786	@	Cincinnati Bell, Inc.	1,363,029
72,594	@, L	CommScope, Inc.	2,385,439
171,273	L	Harris Corp.	7,619,936
37,298	@	Newport Corp.	607,957
24,300	L	Plantronics, Inc.	425,979
109,150	@, L	Polycom, Inc.	2,677,450
57,600	@, L	Powerwave Technologies, Inc.	437,760
155,160		Telephone & Data Systems, Inc.	6,532,236
223,600	@, L	Utstarcom, Inc.	1,983,332
			28,111,635
		Textiles: 0.5%
92,432	@, L	Mohawk Industries, Inc.	6,881,562
			6,881,562
		Transportation: 2.8%
217,158		CH Robinson Worldwide, Inc.	9,680,904
60,253		Con-way, Inc.	2,700,539
272,900	L	Expeditors International Washington, Inc.	12,165,875
154,400	L	JB Hunt Transport Services, Inc.	3,206,888
68,500	L	Overseas Shipholding Group	4,231,245
65,200	@, L	Swift Transportation Co., Inc.	1,546,544
71,825	@, L	YRC Worldwide, Inc.	2,660,398
			36,192,393
		Trucking & Leasing: 0.2%
60,838		GATX Corp.	2,516,868
			2,516,868
		Total Common Stock (Cost $1,274,359,491)	1,311,905,615

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 21.8%

Repurchase Agreement: 0.1%
$1,441,000	S	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $1,441,639 to be received upon repurchase (Collateralized by $1,461,000 Federal Home Loan Mortgage Corporation, 4.800%, Market Value plus accrued interest $1,470,453, due 02/20/07)	$1,441,000

Total Repurchase Agreement
(Cost $1,441,000)	1,441,000

Securities Lending CollateralCC: 21.7%
284,702,988	The Bank of New York Institutional Cash Reserves Fund	284,702,988

Total Securities Lending Collateral
(Cost $284,702,988)	284,702,988

Total Short-Term Investments
(Cost $286,143,988)	286,143,988

Total Investments in Securities
(Cost $1,560,503,479)*	121.7%	$1,598,049,603
Other Assets and Liabilities - Net	(21.7)	(284,440,311)
Net Assets	100.0%	$1,313,609,292

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $1,571,019,148.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,065,925
Gross Unrealized Depreciation	(53,035,470)
Net Unrealized Appreciation	$27,030,455

ING VP Index Plus Midcap Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
MidCap 400	2	$760,600	12/14/06	$1,860
				$1,860

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%
		Advertising: 0.2%
64,308	@	inVentiv Health, Inc.	$2,059,785
			2,059,785
		Aerospace/Defense: 1.2%
48,571	@, L	Armor Holdings, Inc.	2,784,575
28,650		Curtiss-Wright Corp.	869,528
23,100	L	EDO Corp.	528,528
40,167	@	Esterline Technologies Corp.	1,356,038
36,200	@, L	Gencorp, Inc.	464,808
32,428		Kaman Corp.	584,028
74,599	@, L	Teledyne Technologies, Inc.	2,954,120
25,225	L	Triumph Group, Inc.	1,068,279
			10,609,904
		Agriculture: 0.3%
240,900	@	Alliance One International, Inc.	987,690
51,328		Delta & Pine Land Co.	2,078,784
			3,066,474
		Airlines: 0.6%
81,151	@, L	Mesa Air Group, Inc.	629,732
176,955		Skywest, Inc.	4,338,937
			4,968,669
		Apparel: 2.6%
7,553	@	Ashworth, Inc.	51,738
29,300	@, L	Deckers Outdoor Corp.	1,386,476
90,029	@, L	Gymboree Corp.	3,797,423
51,736		K-Swiss, Inc.	1,555,184
68,925	L	Kellwood Co.	1,987,108
24,575	L	Oxford Industries, Inc.	1,054,513
153,100	L	Phillips-Van Heusen	6,394,987
78,162	@, L	Quiksilver, Inc.	949,668
40,200	@, L	Skechers USA, Inc.	945,102
53,412	L	Stride Rite Corp.	745,632
152,838		Wolverine World Wide, Inc.	4,326,844
			23,194,675
		Auto Manufacturers: 0.1%
48,200		Wabash National Corp.	659,858
			659,858
		Auto Parts & Equipment: 0.2%
25,900	@, L	Keystone Automotive Industries, Inc.	984,718
19,100		Standard Motor Products, Inc.	229,009
26,650		Superior Industries International	447,454
			1,661,181
		Banks: 6.6%
97,600	L	Bank Mutual Corp.	1,183,888

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
23,700	L	Boston Private Financial Holdings, Inc.	$660,756
49,805	L	Central Pacific Financial Corp.	1,821,867
100,988	L	Chittenden Corp.	2,897,346
56,510		Community Bank System, Inc.	1,252,262
97,676		East-West Bancorp., Inc.	3,868,946
173,070	@@, L	First Bancorp.	1,914,154
38,700		First Commonwealth Financial Corp.	504,261
20,635		First Indiana Corp.	536,716
80,887		First Midwest Bancorp., Inc.	3,064,808
42,678	L	First Republic Bank	1,816,376
135,742		Fremont General Corp.	1,899,031
52,528		Glacier Bancorp., Inc.	1,794,882
85,668		Hanmi Financial Corp.	1,679,093
44,820		Independent Bank Corp.	1,088,230
37,664		Irwin Financial Corp.	736,708
23,171		Nara Bancorp., Inc.	423,798
28,800		PrivateBancorp, Inc.	1,316,736
39,278		Prosperity Bancshares, Inc.	1,337,023
52,583	L	Provident Bankshares Corp.	1,948,200
117,282	L	Republic Bancorp., Inc.	1,563,369
122,511		South Financial Group, Inc.	3,188,961
25,800	L	Sterling Bancorp.	507,228
72,028		Sterling Bancshares, Inc.	1,458,567
84,223		Susquehanna Bancshares, Inc.	2,058,410
121,433		Trustco Bank Corp.	1,316,334
153,739		UCBH Holdings, Inc.	2,684,283
92,545		Umpqua Holdings Corp.	2,646,787
60,081		United Bankshares, Inc.	2,236,215
181,165		Whitney Holding Corp.	6,480,272
20,600		Wilshire Bancorp., Inc.	392,224
38,740	L	Wintrust Financial Corp.	1,942,811
			58,220,542
		Beverages: 0.2%
39,586	@, L	Hansen Natural Corp.	1,285,753
19,300	@, L	Peet’s Coffee & Tea, Inc.	482,693
			1,768,446
		Biotechnology: 0.5%
64,325	@	Arqule, Inc.	270,808
32,200	@, L	Enzo Biochem, Inc.	392,518
32,561	@, L	Integra LifeSciences Holdings Corp.	1,220,386
92,650	@, L	Regeneron Pharmaceuticals, Inc.	1,453,679
113,986	@, L	Savient Pharmaceuticals, Inc.	742,049
			4,079,440
		Building Materials: 1.2%
35,530	L	Apogee Enterprises, Inc.	540,411
20,775	@, L	Drew Industries, Inc.	524,777
33,300	L	ElkCorp	904,095
92,492		Lennox International, Inc.	2,118,067
33,434	@, L	NCI Building Systems, Inc.	1,944,856
58,425	L	Simpson Manufacturing Co., Inc.	1,579,228
15,600	L	Texas Industries, Inc.	812,136
40,992	L	Universal Forest Products, Inc.	2,010,658
			10,434,228
		Chemicals: 1.6%
33,280		Arch Chemicals, Inc.	946,816
53,000		Georgia Gulf Corp.	1,453,260

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
163,096		HB Fuller Co.	$3,822,970
35,580		MacDermid, Inc.	1,160,620
46,500	@, L	OM Group, Inc.	2,043,210
64,520	@	Omnova Solutions, Inc.	269,694
23,548		Penford Corp.	356,517
250,813	@	PolyOne Corp.	2,089,272
15,300		Quaker Chemical Corp.	297,585
46,286	L	Schulman A, Inc.	1,088,184
55,600		Tronox, Inc.	710,012
			14,238,140
		Commercial Services: 4.1%
75,170	L	Aaron Rents, Inc.	1,727,407
70,475		ABM Industries, Inc.	1,322,111
53,520	L	Administaff, Inc.	1,803,624
47,750		Arbitron, Inc.	1,767,228
17,200	@, L	Bankrate, Inc.	456,832
43,600		Bowne & Co., Inc.	622,608
24,775		Central Parking Corp.	408,788
41,194		Chemed Corp.	1,328,918
44,774	@, L	Coinstar, Inc.	1,288,596
32,116	@, L	Consolidated Graphics, Inc.	1,932,420
15,470		CPI Corp.	750,914
33,200	@, L	Cross Country Healthcare, Inc.	564,400
41,100		Gevity HR, Inc.	936,258
37,111	L	Healthcare Services Group	933,713
44,722	@, L	Heidrick & Struggles International, Inc.	1,609,992
29,621	@	Kendle International, Inc.	948,464
117,770	@	Labor Ready, Inc.	1,876,076
101,252	@, L	Live Nation, Inc.	2,067,566
34,900	L	MAXIMUS, Inc.	910,890
17,100	@, L	Midas, Inc.	353,628
52,598	@	NCO Group, Inc.	1,379,120
23,995	@, L	On Assignment, Inc.	235,391
43,166	@	Parexel International Corp.	1,428,363
30,011	@, L	Pharmanet Development Group	583,114
13,996	L	Pre-Paid Legal Services, Inc.	555,221
32,450	@,L	Rewards Network, Inc.	158,032
131,624	@	Spherion Corp.	941,112
12,850		Startek, Inc.	160,240
26,568	@, L	Universal Technical Institute, Inc.	475,302
23,048	@, L	Vertrue, Inc.	906,247
59,825		Viad Corp.	2,118,403
23,700	@, L	Volt Information Sciences, Inc.	842,535
67,276		Watson Wyatt Worldwide, Inc.	2,752,934
			36,146,447
		Computers: 2.7%
57,328		Agilysys, Inc.	804,885
49,724	@	CACI International, Inc.	2,735,317
33,646	@, L	Carreker Corp.	206,586
10,550	@	Catapult Communications Corp.	88,198
86,034	@	Ciber, Inc.	570,405
103,940	L	Factset Research Systems, Inc.	5,048,366
67,700	@, L	Komag, Inc.	2,163,692
51,587	@, L	Kronos, Inc.	1,758,601
58,951	@	Manhattan Associates, Inc.	1,423,077
33,900	@	Mercury Computer Systems, Inc.	401,715
85,394	@, L	Micros Systems, Inc.	4,177,474

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers (continued)
28,954		MTS Systems Corp.	$936,372
16,700	@	Radiant Systems, Inc.	201,736
59,410	@, L	Radisys Corp.	1,262,463
61,700	@	SYKES Enterprises, Inc.	1,255,595
40,765	@, L	Synaptics, Inc.	993,443
			24,027,925
		Distribution/Wholesale: 1.5%
78,665	@, L	Brightpoint, Inc.	1,118,616
62,345	L	Building Materials Holding Corp.	1,622,217
63,325		Owens & Minor, Inc.	2,082,759
85,785	L	Pool Corp.	3,302,723
40,364	@, L	Scansource, Inc.	1,224,240
67,315	@	United Stationers, Inc.	3,130,821
15,878	L	Watsco, Inc.	730,547
			13,211,923
		Diversified Financial Services: 1.4%
42,075		Financial Federal Corp.	1,127,610
95,321	@	Investment Technology Group, Inc.	4,265,615
85,985	@, L	LaBranche & Co., Inc.	891,664
33,639	@	Piper Jaffray Cos.	2,039,196
24,710	@, L	Portfolio Recovery Associates, Inc.	1,084,028
27,397		SWS Group, Inc.	681,911
49,400	@, L	TradeStation Group, Inc.	744,458
29,103	@, L	World Acceptance Corp.	1,279,950
			12,114,432
		Electric: 1.4%
49,839		Allete, Inc.	2,165,505
80,750	L	Avista Corp.	1,912,160
15,910	L	Central Vermont Public Service Corp.	351,770
24,128	L	CH Energy Group, Inc.	1,241,868
93,049	L	Cleco Corp.	2,348,557
86,732	@	El Paso Electric Co.	1,937,593
4,900		Green Mountain Power Corp.	163,513
44,123		UIL Holdings Corp.	1,654,613
25,161		Unisource Energy Corp.	838,616
			12,614,195
		Electrical Components & Equipment: 0.8%
57,500	@	Advanced Energy Industries, Inc.	979,800
92,557		Belden CDT, Inc.	3,538,454
29,878	@, L	Greatbatch, Inc.	675,840
47,806	@, L	Littelfuse, Inc.	1,658,868
24,884	L	Vicor Corp.	287,161
			7,140,123
		Electronics: 4.1%
24,016		Bel Fuse, Inc.	770,673
40,900	@	Benchmark Electronics, Inc.	1,099,392
86,143		Brady Corp.	3,028,788
59,540	@, L	Checkpoint Systems, Inc.	983,005
86,375	@, L	Coherent, Inc.	2,993,758
47,775		CTS Corp.	658,340
24,473		Cubic Corp.	479,181
62,757	@, L	Cymer, Inc.	2,755,660
49,926	L	Daktronics, Inc.	1,032,969
31,311	@, L	Dionex Corp.	1,594,982

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
39,714	@, L	Electro Scientific Industries, Inc.	$818,108
38,859	@, L	FEI Co.	820,313
44,699	@, L	Flir Systems, Inc.	1,214,025
40,008	@, L	Itron, Inc.	2,232,446
22,250		Keithley Instruments, Inc.	283,688
60,343		Methode Electronics, Inc.	573,862
42,822		Park Electrochemical Corp.	1,356,601
66,575	@, L	Paxar Corp.	1,330,169
52,895	@	Planar Systems, Inc.	600,358
27,350	@, L	Rogers Corp.	1,688,863
39,975	@, L	Sonic Solutions, Inc.	609,219
63,805		Technitrol, Inc.	1,904,579
88,608	@	Trimble Navigation Ltd.	4,171,665
34,850	L	Watts Water Technologies, Inc.	1,106,836
47,831		Woodward Governor Co.	1,604,252
			35,711,732
		Energy - Alternate Sources: 0.2%
66,613	@, L	Headwaters, Inc.	1,555,414
			1,555,414
		Engineering & Construction: 1.0%
87,221	@	EMCOR Group, Inc.	4,783,200
17,680	@, L	Insituform Technologies, Inc.	429,270
84,458	@	URS Corp.	3,284,572
			8,497,042
		Entertainment: 0.4%
76,349	@	Pinnacle Entertainment, Inc.	2,146,934
56,775	@, L	Shuffle Master, Inc.	1,533,493
			3,680,427
		Environmental Control: 0.8%
50,094	@	Aleris International, Inc.	2,531,751
90,076	@, L	Tetra Tech, Inc.	1,569,124
72,850	@, L	Waste Connections, Inc.	2,761,744
			6,862,619
		Food: 2.2%
14,811	@,L	American Italian Pasta Co.	115,230
161,417		Corn Products International, Inc.	5,252,509
86,506	L	Flowers Foods, Inc.	2,325,281
23,500	L	Great Atlantic & Pacific Tea Co.	565,880
60,488	@, L	Hain Celestial Group, Inc.	1,546,073
21,302	L	J&J Snack Foods Corp.	662,492
20,055	L	Lance, Inc.	441,611
17,505	L	Nash Finch Co.	411,893
56,631	@, L	Performance Food Group Co.	1,590,765
58,517	@	Ralcorp Holdings, Inc.	2,822,275
48,024	@, L	TreeHouse Foods, Inc.	1,135,768
68,600	@, L	United Natural Foods, Inc.	2,125,914
			18,995,691
		Forest Products & Paper: 0.6%
42,047	@	Buckeye Technologies, Inc.	357,400
29,188	@, L	Caraustar Industries, Inc.	232,628
16,371	L	Deltic Timber Corp.	780,242
24,000		Neenah Paper, Inc.	821,520
70,875		Rock-Tenn Co.	1,403,325

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper (continued)
20,823	L	Schweitzer-Mauduit International, Inc.	$395,221
68,773	L	Wausau Paper Corp.	928,436
			4,918,772
		Gas: 2.7%
145,991		Atmos Energy Corp.	4,168,043
18,284	L	Cascade Natural Gas Corp.	477,030
129,683		Energen Corp.	5,429,827
15,251		Laclede Group, Inc.	489,252
50,276	L	New Jersey Resources Corp.	2,478,607
49,041	L	Northwest Natural Gas Co.	1,926,330
72,189		Southern Union Co.	1,906,511
73,060		Southwest Gas Corp.	2,434,359
188,579		UGI Corp.	4,610,757
			23,920,716
		Hand/Machine Tools: 0.4%
47,142		Baldor Electric Co.	1,453,388
49,453		Regal-Beloit Corp.	2,151,206
			3,604,594
		Healthcare - Products: 5.1%
110,243	@, L	American Medical Systems Holdings, Inc.	2,031,778
17,200	@, L	Arthrocare Corp.	805,992
38,000	@, L	Biolase Technology, Inc.	237,500
36,698	@, L	Biosite, Inc.	1,696,549
29,200		Cooper Cos., Inc.	1,562,200
20,426		Datascope Corp.	683,658
16,245	@, L	DJO, Inc.	674,655
59,250	@, L	Haemonetics Corp.	2,772,900
81,182	@, L	Hologic, Inc.	3,533,041
22,525	@, L	ICU Medical, Inc.	1,024,437
51,534	@	Idexx Laboratories, Inc.	4,696,809
109,635	@, L	Immucor, Inc.	2,456,920
50,664		Invacare Corp.	1,191,617
7,500	@, L	Kensey Nash Corp.	219,525
32,515	L	LCA-Vision, Inc.	1,343,195
90,800		Mentor Corp.	4,575,412
34,900	L	Meridian Bioscience, Inc.	820,499
57,232	@	Osteotech, Inc.	234,079
37,400	@, L	Palomar Medical Technologies, Inc.	1,578,280
24,850	@, L	Possis Medical, Inc.	244,773
122,125	@, L	Resmed, Inc.	4,915,531
118,517	@	Respironics, Inc.	4,575,941
24,350	@, L	SurModics, Inc.	855,172
50,100	@	Viasys Healthcare, Inc.	1,364,724
11,603		Vital Signs, Inc.	656,846
			44,752,033
		Healthcare - Services: 3.1%
142,825	@, L	AMERIGROUP Corp.	4,220,479
46,875	@, L	Amsurg Corp.	1,043,438
94,906	@, L	Centene Corp.	1,560,255
30,800	@, L	Genesis HealthCare Corp.	1,467,004
40,044	@	Gentiva Health Services, Inc.	658,323
76,300	@, L	Healthways, Inc.	3,402,980
103,503	@, L	Odyssey HealthCare, Inc.	1,467,673
78,143	@	Pediatrix Medical Group, Inc.	3,563,321
27,857	@	RehabCare Group, Inc.	364,927

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare - Services (continued)
155,393	@, L	Sierra Health Services, Inc.	$5,880,071
67,579	@, L	Sunrise Senior Living, Inc.	2,018,585
69,427	@, L	United Surgical Partners International, Inc.	1,723,872
			27,370,928
		Home Builders: 1.3%
103,760	@, L	Champion Enterprises, Inc.	715,944
11,350		Coachmen Industries, Inc.	122,694
35,200	@, L	Meritage Homes Corp.	1,464,672
28,462		Monaco Coach Corp.	317,067
11,025	@, L	NVR, Inc.	5,898,375
9,725		Skyline Corp.	371,592
86,550	L	Winnebago Industries	2,715,939
			11,606,283
		Home Furnishings: 0.5%
17,504	@	Audiovox Corp.	243,656
91,319		Ethan Allen Interiors, Inc.	3,165,117
71,230	L	La-Z-Boy, Inc.	994,371
			4,403,144
		Household Products/Wares: 0.6%
23,263		CNS, Inc.	656,714
73,200	@, L	Fossil, Inc.	1,576,728
42,711	L	John H. Harland Co.	1,556,816
36,428	@, L	Playtex Products, Inc.	488,135
22,325		WD-40 Co.	796,333
			5,074,726
		Housewares: 0.6%
6,019		National Presto Industries, Inc.	332,670
118,310		Toro Co.	4,989,133
			5,321,803
		Insurance: 4.2%
94,035		Delphi Financial Group	3,750,116
58,825		Hilb Rogal & Hobbs Co.	2,508,886
32,990		Infinity Property & Casualty Corp.	1,356,879
48,125	L	Landamerica Financial Group, Inc.	3,166,144
152,585	@, L	Philadelphia Consolidated Holding Co.	6,069,831
50,121		Presidential Life Corp.	1,121,207
91,702	@, L	ProAssurance Corp.	4,519,075
33,751		RLI Corp.	1,714,213
40,370		Safety Insurance Group, Inc.	1,964,404
15,868	@	SCPIE Holdings, Inc.	373,533
80,272		Selective Insurance Group	4,223,110
25,088	L	Stewart Information Services Corp.	872,310
34,200		United Fire & Casualty Co.	1,070,460
97,185		Zenith National Insurance Corp.	3,876,710
			36,586,878
		Internet: 1.4%
16,550	@, L	Blue Coat Systems, Inc.	298,066
54,700	@, L	Digital Insight Corp.	1,603,804
77,499	@	Infospace, Inc.	1,429,082
60,631	@, L	Internet Security Systems	1,683,117
80,350	@, L	j2 Global Communications, Inc.	2,183,110
20,565	@	PC-Tel, Inc.	215,933
73,000	@	Roxio, Inc.	311,710

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet (continued)
104,121	@, L	Secure Computing Corp.	$659,086
30,305	@, L	Stamps.com, Inc.	577,613
151,322	L	United Online, Inc.	1,843,102
76,220	@, L	Websense, Inc.	1,647,114
			12,451,737
		Iron/Steel: 1.5%
41,515	L	Carpenter Technology Corp.	4,463,278
75,166	@, L	Chaparral Steel Co.	2,560,154
97,520	L	Cleveland-Cliffs, Inc.	3,716,487
7,950	@	Material Sciences Corp.	79,182
72,318	L	Ryerson, Inc.	1,583,041
25,486	L	Steel Technologies, Inc.	500,290
			12,902,432
		Leisure Time: 0.6%
27,085	L	Arctic Cat, Inc.	449,611
51,700	@, L	Bally Total Fitness Holding Corp.	78,067
30,700	@	K2, Inc.	360,111
42,846	@, L	Multimedia Games, Inc.	389,042
67,410	L	Polaris Industries, Inc.	2,773,922
31,300	@,L	WMS Industries, Inc.	914,273
			4,965,026
		Lodging: 0.4%
58,900	@, L	Aztar Corp.	3,122,289
34,231		Marcus Corp.	786,286
			3,908,575
		Machinery - Construction & Mining: 0.4%
24,049	@, L	Astec Industries, Inc.	607,237
172,796		JLG Industries, Inc.	3,423,089
			4,030,326
		Machinery - Diversified: 2.7%
58,529		Albany International Corp.	1,862,393
79,422		Applied Industrial Technologies, Inc.	1,937,897
82,311	L	Briggs & Stratton Corp.	2,267,668
67,187	L	Cognex Corp.	1,697,144
145,151	@	Gardner Denver, Inc.	4,801,595
44,902	@, L	Gerber Scientific, Inc.	672,632
86,177		IDEX Corp.	3,709,920
135,116		Manitowoc Co., Inc.	6,051,846
27,011	L	Robbins & Myers, Inc.	835,180
			23,836,275
		Media: 0.1%
21,300	@	4Kids Entertainment, Inc.	351,450
108,600	@, L	Radio One, Inc.	678,750
			1,030,200
		Metal Fabricate/Hardware: 1.3%
27,775		AM Castle & Co.	745,481
44,410		Kaydon Corp.	1,644,058
10,242		Lawson Products	429,345
60,273		Mueller Industries, Inc.	2,119,801
35,508	@	NS Group, Inc.	2,292,041
81,181	L	Quanex Corp.	2,463,843
26,975		Valmont Industries, Inc.	1,409,444
			11,104,013

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 2.2%
124,505		Acuity Brands, Inc.	$5,652,527
58,159	L	AO Smith Corp.	2,293,209
59,401		Aptargroup, Inc.	3,022,323
55,750	L	Barnes Group, Inc.	978,970
43,425	@, L	Ceradyne, Inc.	1,784,333
33,844		Clarcor, Inc.	1,031,904
57,244	@	EnPro Industries, Inc.	1,720,755
39,173	@, L	Griffon Corp.	935,060
25,300	@	Lydall, Inc.	225,170
2,000	@, I, L	Mascotech, Inc.	—
43,791	L	Myers Industries, Inc.	744,447
15,040		Standex International Corp.	419,315
25,000	@,L	Sturm Ruger & Co., Inc.	193,500
36,520		Tredegar Corp.	611,345
			19,612,858
		Office Furnishings: 0.1%
71,844	@	Interface, Inc.	925,351
			925,351
		Office/Business Equipment: 0.2%
75,728	@, L	Global Imaging Systems, Inc.	1,671,317
			1,671,317
		Oil & Gas: 3.8%
16,700	@, L	Atwood Oceanics, Inc.	750,999
79,149		Cabot Oil & Gas Corp.	3,793,612
134,446	L	Cimarex Energy Co.	4,731,155
310,030		Frontier Oil Corp.	8,240,597
40,883		Penn Virginia Corp.	2,592,391
25,838	@, L	Petroleum Development Corp.	1,030,678
124,562	L	St. Mary Land & Exploration Co.	4,572,671
45,143	@	Stone Energy Corp.	1,827,389
64,073	@, L	Swift Energy Co.	2,679,533
75,205	@	Unit Corp.	3,457,174
			33,676,199
		Oil & Gas Services: 3.7%
8,122	@, L	Dril-Quip, Inc.	549,697
147,913	@	Helix Energy Solutions Group, Inc.	4,940,294
31,450	@, L	Hydril	1,763,087
113,490	@, L	Input/Output, Inc.	1,126,956
50,254	@	Lone Star Technologies	2,431,289
23,033	L	Lufkin Industries, Inc.	1,218,906
60,205	@, L	Maverick Tube Corp.	3,903,090
87,300	@	Oceaneering International, Inc.	2,688,840
60,814	@, L	SEACOR Holdings, Inc.	5,017,155
116,600	@	Tetra Technologies, Inc.	2,817,056
58,578	@, L	Veritas DGC, Inc.	3,855,604
47,775	@	W-H Energy Services, Inc.	1,981,229
			32,293,203
		Packaging & Containers: 0.1%
34,850	L	Chesapeake Corp.	498,704
			498,704

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 1.2%
69,488	L	Alpharma, Inc.	$1,625,324
28,075	@, L	Bradley Pharmaceuticals, Inc.	446,954
90,524	@, L	Connetics Corp.	986,712
51,067	@, L	MGI Pharma, Inc.	878,863
123,227	@	NBTY, Inc.	3,606,854
38,757	@, L	Noven Pharmaceuticals, Inc.	934,819
36,900	@, L	PetMed Express, Inc.	385,236
38,860	@, L	Sciele Pharma, Inc.	732,122
51,100	@	Theragenics Corp.	147,168
26,750	@, L	USANA Health Sciences, Inc.	1,192,783
			10,936,835
		Real Estate Investment Trusts: 3.0%
20,256		Acadia Realty Trust	516,528
74,744		Colonial Properties Trust	3,573,511
34,900		EastGroup Properties, Inc.	1,740,114
39,064		Entertainment Properties Trust	1,926,636
36,285		Essex Property Trust, Inc.	4,404,999
20,414		Glenborough Realty Trust, Inc.	525,252
86,300		Lexington Corporate Properties Trust	1,827,834
26,900		LTC Properties, Inc.	652,325
36,600		Mid-America Apartment Communities, Inc.	2,240,652
36,550	L	National Retail Properties, Inc.	789,480
99,800		New Century Financial Corp.	3,923,138
22,500		Parkway Properties, Inc.	1,046,025
25,400		PS Business Parks, Inc.	1,531,620
41,700	L	Senior Housing Properties Trust	889,878
11,746		Sovran Self Storage, Inc.	652,490
			26,240,482
		Retail: 8.3%
61,248		Brown Shoe Co., Inc.	2,195,128
79,838		Casey’s General Stores, Inc.	1,777,992
46,250		Cash America International, Inc.	1,807,450
67,216		Cato Corp.	1,472,703
49,210	@	CEC Entertainment, Inc.	1,550,607
36,312	@, L	Childrens Place Retail Stores, Inc.	2,325,057
99,843	L	Christopher & Banks Corp.	2,943,372
34,365	@, L	Cost Plus, Inc.	411,349
125,390	@, L	Dress Barn, Inc.	2,736,010
68,500	L	Finish Line	864,470
25,849		Fred’s, Inc.	326,214
36,739	@, L	Genesco, Inc.	1,266,393
66,425		Group 1 Automotive, Inc.	3,314,608
48,325	L	Haverty Furniture Cos., Inc.	770,784
49,325	@, L	Hibbett Sporting Goods, Inc.	1,291,329
68,493	@	HOT Topic, Inc.	763,012
39,300	L	IHOP Corp.	1,821,555
76,764	@	Insight Enterprises, Inc.	1,582,106
97,046	@, L	Jack in the Box, Inc.	5,063,860
11,059		Landry’s Restaurants, Inc.	333,429
42,314	L	Longs Drug Stores Corp.	1,946,867
30,500	@, L	MarineMax, Inc.	776,225
146,727	L	Men’s Wearhouse, Inc.	5,459,712
30,000	@, L	O’Charleys, Inc.	569,100
50,683	@, L	Panera Bread Co.	2,952,285
38,890	@, L	Papa John’s International, Inc.	1,404,318
35,300		PEP Boys-Manny Moe & Jack	453,605

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
41,510	@, L	PF Chang’s China Bistro, Inc.	$1,440,812
53,587	@	Rare Hospitality International, Inc.	1,637,619
26,900	@, L	Red Robin Gourmet Burgers, Inc.	1,240,359
56,195	@	Ryan’s Restaurant Group, Inc.	891,815
35,800	@, L	School Specialty, Inc.	1,263,382
149,089	@, L	Select Comfort Corp.	3,262,067
187,524	@	Sonic Corp.	4,239,918
43,070	L	Stage Stores, Inc.	1,263,674
37,055	L	Stein Mart, Inc.	563,607
55,500	@, L	Tractor Supply Co.	2,678,430
40,300		Triarc Cos.	609,336
72,015	@, L	Tween Brands, Inc.	2,707,764
18,350		World Fuel Services Corp.	742,258
75,825	@	Zale Corp.	2,103,386
			72,823,967
		Savings & Loans: 2.1%
39,482		Anchor Bancorp. Wisconsin, Inc.	1,127,606
93,810		Bankunited Financial Corp.	2,445,627
100,129		Brookline Bancorp., Inc.	1,376,774
36,200	L	Dime Community Bancshares	533,226
45,432	L	Downey Financial Corp.	3,023,045
35,400		Fidelity Bankshares, Inc.	1,380,954
46,292	@,L	FirstFed Financial Corp.	2,625,682
62,702	L	Flagstar Bancorp., Inc.	912,314
30,747	@, L	Franklin Bank Corp.	611,250
12,870	L	Harbor Florida Bancshares, Inc.	570,270
46,081		MAF Bancorp., Inc.	1,902,684
54,061		Sterling Financial Corp.	1,753,198
			18,262,630
		Semiconductors: 2.1%
72,117	@	Actel Corp.	1,121,419
23,700	@	ATMI, Inc.	688,959
66,300	@	Axcelis Technologies, Inc.	468,078
117,287	@	Brooks Automation, Inc.	1,530,595
29,150		Cohu, Inc.	519,745
30,400	@, L	Diodes, Inc.	1,312,368
64,502	@	DSP Group, Inc.	1,473,871
57,034	@	Exar Corp.	757,982
125,037	@, L	Kopin Corp.	418,874
92,300	@, L	Kulicke & Soffa Industries, Inc.	815,932
46,268	@	Microsemi Corp.	872,152
86,651	@	Pericom Semiconductor Corp.	844,847
26,000	@, L	Photronics, Inc.	367,380
8,000	@	Rudolph Technologies, Inc.	146,640
102,170	@,L	Skyworks Solutions, Inc.	530,262
34,750	@	Standard Microsystems Corp.	987,595
22,275	@, L	Supertex, Inc.	865,829
32,800	@, L	Ultratech, Inc.	436,896
92,707	@, L	Varian Semiconductor Equipment Associates, Inc.	3,402,347
50,000	@, L	Veeco Instruments, Inc.	1,007,500
			18,569,271
		Software: 4.3%
50,925	@	Altiris, Inc.	1,074,008
61,669	@	Ansys, Inc.	2,724,536
44,057	@	Captaris, Inc.	258,174
104,937	@, L	Cerner Corp.	4,764,140

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
67,497	@, L	Dendrite International, Inc.	$660,121
60,200	@	Digi International, Inc.	812,700
30,199	@, L	eFunds Corp.	730,212
79,810	@	Epicor Software Corp.	1,046,309
21,105	@, L	EPIQ Systems, Inc.	310,455
68,517	@	Filenet Corp.	2,386,447
148,891		Global Payments, Inc.	6,552,693
164,427	@	Hyperion Solutions Corp.	5,669,443
28,849	L	Inter-Tel, Inc.	623,138
50,018	@	JDA Software Group, Inc.	771,278
69,533	@,L	Keane, Inc.	1,001,971
26,278	@	Mantech International Corp.	867,437
59,117	@, L	Mapinfo Corp.	758,471
43,744	@, L	MRO Software, Inc.	1,122,908
30,300	@, L	Neoware, Inc.	411,777
31,371	@, L	Open Solutions, Inc.	903,799
21,667	@, L	Per-Se Technologies, Inc.	493,574
33,967	@	Phoenix Technologies Ltd.	146,058
65,169	@, L	Progress Software Corp.	1,694,394
25,700	L	Quality Systems, Inc.	996,903
46,671	@	SPSS, Inc.	1,163,508
			37,944,454
		Storage/Warehousing: 0.1%
22,996	@, L	Mobile Mini, Inc.	653,316
			653,316
		Telecommunications: 1.5%
231,011	@	Adaptec, Inc.	1,018,759
118,466	@	Aeroflex, Inc.	1,217,830
53,788	L	Anixter International, Inc.	3,037,408
24,591		Black Box Corp.	957,082
75,525	@, L	C-COR, Inc.	648,005
33,725	L	Commonwealth Telephone Enterprises, Inc.	1,390,482
87,255	@	Ditech Communications Corp.	672,736
71,992	@	General Communication, Inc.	891,981
121,119	@, L	Harmonic, Inc.	890,202
51,400	@, L	Netgear, Inc.	1,058,326
17,575	@	Network Equipment Technologies, Inc.	72,409
19,200	@, L	Novatel Wireless, Inc.	184,896
47,261	@, L	Symmetricom, Inc.	381,396
40,043	@, L	Tollgrade Communications, Inc.	358,385
35,562	@	Viasat, Inc.	891,895
			13,671,792
		Textiles: 0.1%
7,420		Angelica Corp.	126,214
33,526		G&K Services, Inc.	1,221,352
			1,347,566
		Toys/Games/Hobbies: 0.2%
43,442	@, L	Jakks Pacific, Inc.	774,571
31,425	@	Lenox Group, Inc.	190,121
13,000	@	RC2 Corp.	435,890
			1,400,582
		Transportation: 2.8%
69,387	L	Arkansas Best Corp.	2,985,723

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Transportation (continued)
38,092	@,L	Bristow Group, Inc.	$1,310,365
93,283	@	EGL, Inc.	3,399,233
130,846	L	Heartland Express, Inc.	2,051,665
115,422	@	HUB Group, Inc.	2,629,313
122,100	@, L	Kansas City Southern	3,334,551
86,200	@	Kirby Corp.	2,700,646
95,480	L	Landstar System, Inc.	4,076,996
61,370	@	Old Dominion Freight Line	1,842,941
			24,331,433

		Water: 0.1%
26,700	L	American States Water Co.	1,021,275
			1,021,275

		Total Common Stock
		(Cost $856,121,759)	873,189,008

WARRANTS: 0.0%

		Aerospace/Defense: 0.0%
116		Timco Aviation Services	—

		Total Warrants
		(Cost $0)	—

		Total Long-Term Investments
		(Cost $856,121,759)	873,189,008

Principal
Amount			Value
SHORT-TERM INVESTMENTS: 25.9%

	Repurchase Agreement: 0.7%
$5,967,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $5,969,645 to be received upon repurchase (Collateralized by $6,149,000 various U.S. Government Agency Obligations, 3.500%-3.750%, Market Value plus accrued interest $6,086,411, due 07/06/07-12/12/08)		$5,967,000

	Total Repurchase Agreement
	(Cost $5,967,000)		5,967,000

	Securities Lending CollateralCC: 25.2%
221,669,692	The Bank of New York Institutional Cash Reserves Fund		221,669,692

	Total Securities Lending Collateral
	(Cost $221,669,692)		221,669,692

	Total Short-Term Investments
	(Cost $227,636,692)		227,636,692

	Total Investments in Securities
	(Cost $1,083,758,451)*	125.2%	$1,100,825,700
	Other Assets and Liabilities - Net	(25.2)	(221,257,888)
	Net Assets	100.0%	$879,567,812

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $1,092,216,759.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$54,171,550
	Gross Unrealized Depreciation	(45,562,609)
	Net Unrealized Appreciation	$8,608,941

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

		Initial			Percent
	Shares/Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Mascotech, Inc.	2,000	11/29/00	$—	$—	0.0%

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%

		Australia: 5.3%
55,410		BHP Billiton Ltd.	$1,050,382
110,000		BlueScope Steel Ltd.	530,955
35,700		National Australia Bank Ltd.	975,164
46,800		QBE Insurance Group Ltd.	853,681
62,653		Santos Ltd.	521,391
			3,931,573
		Belgium: 2.2%
9,000		KBC Groep NV	947,392
4,700		Umicore	694,714
			1,642,106
		Brazil: 0.8%
6,600		Petroleo Brasileiro SA ADR	553,278
			553,278
		China: 0.8%
291,000		China Life Insurance Co., Ltd.	568,543
			568,543
		Egypt: 1.0%
12,700	@	Orascom Telecom Holding SAE GDR	725,670
			725,670
		Finland: 1.0%
27,200		Fortum OYJ	724,937
			724,937
		France: 11.3%
72,809		Alcatel SA	887,962
10,113	@, #	Atos Origin	556,152
14,100		Bouygues	752,934
39,499		France Telecom SA	908,461
6,795		Societe Generale	1,079,537
21,000	L	Total SA	1,377,400
15,138		Veolia Environnement	912,195
8,400		Vinci SA	933,858
24,997		Vivendi	900,251
			8,308,750
		Germany: 7.8%
9,616		Deutsche Bank AG	1,159,729
75,900		Deutsche Telekom AG	1,203,993
6,900		Fresenius Medical Care AG & Co. KGaA	895,344
6,800		Henkel KGaA	948,332
4,669		Muenchener Rueckversicherungs AG	737,043
8,700		RWE AG	802,524
			5,746,965

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Greece: 0.9%
19,137		Coca-Cola Hellenic Bottling Co. SA	$658,624
			658,624
		Hong Kong: 0.8%
55,000		Cheung Kong Holdings Ltd.	589,851
			589,851
		Indonesia: 0.9%
17,600		Telekomunikasi Indonesia Tbk PT ADR	636,416
			636,416
		Ireland: 2.0%
40,200	@	Bank of Ireland	785,966
37,308		Depfa Bank PLC	688,636
			1,474,602
		Italy: 4.4%
141,235		Banca Intesa S.p.A.	928,625
86,564		Capitalia S.p.A.	716,145
20,300		ERG S.p.A.	405,241
26,308	L	Italcementi S.p.A.	666,374
46,500		Mediaset S.p.A.	499,726
			3,216,111
		Japan: 23.8%
28,200		Don Quijote Co., Ltd.	597,702
141		East Japan Railway Co.	986,237
35,500		Hitachi Construction Machinery Co., Ltd.	795,225
16,400		Hoya Corp.	618,516
245		Japan Tobacco, Inc.	953,665
93		Kenedix, Inc.	520,173
43,000		Matsushita Electric Industrial Co., Ltd.	909,298
98		Mitsubishi UFJ Financial Group, Inc.	1,261,037
139		Mizuho Financial Group, Inc.	1,079,235
124		Nippon Telegraph & Telephone Corp.	606,210
4,400		Nomura Research Institute Ltd.	610,932
20,700		Seven & I Holdings Co., Ltd.	666,911
2,540		SFCG Co., Ltd.	482,838
20,000		Shinko Electric Industries	557,955
87,000		Sumitomo Chemical Co., Ltd.	649,511
52,000		Sumitomo Corp.	650,173
152,000		Sumitomo Metal Industries Ltd.	583,413
41,000		Sumitomo Rubber Industries, Inc.	451,671
60,000		Sumitomo Trust & Banking Co., Ltd.	629,336
149,000	L	Taisei Corp.	534,789
16,100		Takeda Pharmaceutical Co., Ltd.	1,005,996
30,100		Tokyo Electric Power Co., Inc.	866,667
129,000	L	Toshiba Corp.	837,052
23,500		Yamaha Motor Co., Ltd.	623,921
			17,478,463
		Mexico: 0.7%
5,500		Fomento Economico Mexicano SA de CV ADR	533,170
			533,170
		Netherlands: 3.9%
17,359	L	European Aeronautic Defence and Space Co. NV	498,859
49,689		Royal Dutch Shell PLC - Class B	1,690,346
42,265	@	Tele Atlas NV	714,458
			2,903,663

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Norway: 3.0%
35,860		Norsk Hydro ASA	$803,561
13,750	@	Petroleum Geo-Services ASA	674,057
46,600		Storebrand ASA	491,292
24,808	@	Tandberg Television ASA	201,576
			2,170,486
		Sweden: 2.1%
26,500		Atlas Copco AB	663,135
264,000		Telefonaktiebolaget LM Ericsson	912,112
			1,575,247
		Switzerland: 5.4%
9,630		Roche Holding AG	1,663,748
25,560	@	UBS AG	1,527,892
3,122		Zurich Financial Services AG	766,520
			3,958,160
		United Kingdom: 19.8%
22,275		AstraZeneca PLC	1,391,257
105,043		Barclays PLC	1,324,655
102,126	@	British Airways PLC	816,140
33,121		British American Tobacco PLC	895,801
18,575		Carnival PLC	887,922
139,800		Centrica PLC	850,802
62,600		GlaxoSmithKline PLC	1,664,835
164,393		International Power PLC	962,818
360,297		Legal & General Group PLC	959,902
76,482		Reed Elsevier PLC	849,003
39,903		Royal Bank of Scotland Group PLC	1,372,982
34,935		SABMiller PLC	652,274
45,305		Unilever PLC	1,116,043
364,087	@	Vodafone Group PLC	831,641
			14,576,075

		Total Common Stock (Cost $62,859,649)	71,972,690

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 6.5%

	Repurchase Agreement: 2.0%
$1,424,000	Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $1,424,629 to be received upon repurchase (Collateralized by $1,455,000 Federal National Mortgage Association, 5.500%, Market Value plus accrued interest $1,455,000, due 09/29/08)	$1,424,000

	Total Repurchase Agreement (Cost $1,424,000)	1,424,000

	Securities Lending CollateralCC: 4.5%
3,331,491	The Bank of New York Institutional Cash Reserves Fund	3,331,491

	Total Securities Lending Collateral (Cost $3,331,491)	3,331,491

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

	Total Short-Term Investments (Cost $4,755,491)		4,755,491

	Total Investments in Securities (Cost $67,615,140)*	104.4%	$76,728,181
	Other Assets and Liabilities - Net	(4.4)	(3,203,130)
	Net Assets	100.0%	$73,525,051

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $67,777,430.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,746,813
Gross Unrealized Depreciation	(1,796,062)
Net Unrealized Appreciation	$8,950,751

Percentage of
Industry	Net Assets
Aerospace/Defense	0.7%
Agriculture	2.5
Airlines	1.1
Auto Parts and Equipment	0.6
Banks	17.5
Beverages	2.5
Building Materials	0.9
Chemicals	1.8
Computers	0.8
Distribution/Wholesale	0.9
Diversified Financial Services	3.5
Electric	4.6
Electrical Components and Equipment	1.1
Electronics	0.8
Engineering and Construction	3.0
Food	1.5
Gas	1.2
Healthcare - Services	1.2
Home Furnishings	1.2
Household Products/Wares	1.3
Insurance	6.0
Iron/Steel	1.5
Leisure Time	2.1
Machinery - Construction and Mining	2.0
Media	3.1
Mining	1.4
Oil and Gas	7.3
Oil and Gas Services	0.9
Pharmaceuticals	7.8
Real Estate	0.8
Retail	1.7
Semiconductors	0.8
Software	1.8
Telecommunications	9.4
Transportation	1.4
Water	1.2
Repurchase Agreement	2.0
Securities Lending Collateral	4.5
Other Assets and Liabiliites - Net	(4.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%

		Aerospace/Defense: 3.2%
107,212		DRS Technologies, Inc.	$4,681,948
62,775	@, L	Innovative Solutions & Support, Inc.	912,121
76,900	@, L	Moog, Inc.	2,665,354
33,900	@	MTC Technologies, Inc.	814,956
135,650	@	Teledyne Technologies, Inc.	5,371,740
51,300	@	TransDigm Group, Inc.	1,252,746
			15,698,865
		Apparel: 1.5%
95,300	@, @@, L	Gildan Activewear, Inc.	4,618,238
144,800	@	Warnaco Group, Inc.	2,800,432
			7,418,670
		Banks: 4.9%
425,000	L	Bank Mutual Corp.	5,155,250
68,000	L	Chemical Financial Corp.	2,018,240
137,000	L	Citizens Banking Corp.	3,597,620
60,975		IBERIABANK Corp.	3,719,475
130,200		Texas Regional Bancshares, Inc.	5,006,190
121,310		UMB Financial Corp.	4,436,307
			23,933,082
		Biotechnology: 1.6%
54,900	@, L	Alexion Pharmaceuticals, Inc.	1,865,502
92,300	@, L	Human Genome Sciences, Inc.	1,065,142
60,100	@, L	ICos. Corp.	1,506,106
49,900	@, L	Integra LifeSciences Holdings Corp.	1,870,252
41,097	@, L	Myogen, Inc.	1,441,683
			7,748,685
		Building Materials: 0.7%
19,200	@, L	Genlyte Group, Inc.	1,367,040
146,400	@, L	Goodman Global, Inc.	1,954,440
			3,321,480
		Chemicals: 2.9%
82,800		Albemarle Corp.	4,498,524
152,500		Olin Corp.	2,342,400
150,000	@, L	Terra Industries, Inc.	1,156,500
279,400		UAP Holding Corp.	5,970,778
			13,968,202
		Commercial Services: 3.5%
35,000	@	Advisory Board Co.	1,768,200
61,000		Arbitron, Inc.	2,257,610
100,400	@, L	Bright Horizons Family Solutions, Inc.	4,189,692
53,200		Chemed Corp.	1,716,232
234,398	@, L	Diamond Management & Technology Consultants, Inc.	2,611,194
122,200	@	Exponent, Inc.	2,037,074
60,800	@	Huron Consulting Group, Inc.	2,383,360
			16,963,362

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers: 4.1%
46,500		Agilysys, Inc.	$652,860
166,900	@, L	Electronics for Imaging	3,818,672
196,050	@	InterVoice, Inc.	1,242,957
115,500	@, L	Kronos, Inc.	3,937,395
93,900	@	Micros Systems, Inc.	4,593,588
74,436		MTS Systems Corp.	2,407,260
232,200	@, L	Palm, Inc.	3,380,832
			20,033,564
		Cosmetics/Personal Care: 0.1%
24,700	@	Bare Escentuals, Inc.	670,605
			670,605
		Distribution/Wholesale: 1.4%
258,160	@, L	Brightpoint, Inc.	3,671,035
53,500	@	Wesco International, Inc.	3,104,605
			6,775,640
		Diversified Financial Services: 2.1%
73,600		International Securities Exchange, Inc.	3,451,104
106,400	L	Jefferies Group, Inc.	3,032,400
77,900	L	Nuveen Investments, Inc.	3,990,817
			10,474,321
		Electric: 1.0%
151,200		ITC Holdings Corp.	4,717,440
			4,717,440
		Electrical Components & Equipment: 0.4%
44,700		Ametek, Inc.	1,946,685
			1,946,685
		Electronics: 1.7%
140,000		CTS Corp.	1,929,200
102,000	@, L	Plexus Corp.	1,958,400
90,700	@	Thomas & Betts Corp.	4,327,297
			8,214,897
		Energy - Alternate Sources: 0.2%
72,400	@	Evergreen Energy, Inc.	760,924
			760,924
		Engineering & Construction: 0.5%
41,800	@, L	Washington Group International, Inc.	2,460,348
			2,460,348
		Entertainment: 0.9%
137,700	@, L	Macrovision Corp.	3,262,113
29,000	@	Penn National Gaming, Inc.	1,059,080
			4,321,193
		Environmental Control: 0.6%
101,500		Metal Management, Inc.	2,825,760
			2,825,760

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Exchange Traded Funds: 0.5%
34,500	L	iShares Russell 2000 Index Fund	$2,484,000
			2,484,000
		Food: 1.0%
100,800		Corn Products International, Inc.	3,280,032
1,330		Seaboard Corp.	1,602,650
			4,882,682
		Gas: 2.1%
105,000	L	New Jersey Resources Corp.	5,176,500
70,300	L	Peoples Energy Corp.	2,857,695
78,300		WGL Holdings, Inc.	2,453,922
			10,488,117
		Healthcare - Products: 3.3%
78,200	@, L	Arthrocare Corp.	3,664,452
96,400	@	DJO, Inc.	4,003,492
55,100	@, L	Haemonetics Corp.	2,578,680
29,200	@	Hologic, Inc.	1,270,784
49,200	@, L	Kyphon, Inc.	1,841,064
13,700	L	LCA-Vision, Inc.	565,947
101,000	@, L	PSS World Medical, Inc.	2,018,990
			15,943,409
		Healthcare - Services: 3.4%
75,700	@, L	Amedisys, Inc.	3,003,019
75,800	@, L	Magellan Health Services, Inc.	3,229,080
134,100	@, L	Psychiatric Solutions, Inc.	4,571,469
82,400	@, L	Sierra Health Services, Inc.	3,118,016
43,800	@, L	WellCare Health Plans, Inc.	2,480,394
			16,401,978
		Household Products/Wares: 0.9%
94,920	@	Central Garden & Pet Co.	4,580,839
			4,580,839
		Housewares: 0.9%
107,300		Toro Co.	4,524,841
			4,524,841
		Insurance: 3.1%
153,500	L	American Equity Investment Life Holding Co.	1,883,445
129,536	@@	Aspen Insurance Holdings Ltd.	3,345,915
80,200	L	Commerce Group, Inc.	2,410,010
126,800		Horace Mann Educators Corp.	2,438,364
85,100		Ohio Casualty Corp.	2,201,537
233,200	@, @@	RAM Holdings Ltd.	3,031,600
			15,310,871
		Internet: 1.5%
24,000	@, L	F5 Networks, Inc.	1,289,280
268,000	@, L	Sapient Corp.	1,460,600
247,000	@, L	Valueclick, Inc.	4,579,380
			7,329,260
		Iron/Steel: 2.3%
48,200		Allegheny Technologies, Inc.	2,997,558
24,700		Carpenter Technology Corp.	2,655,497

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Iron/Steel (continued)
89,700	L	Cleveland-Cliffs, Inc.	$3,418,467
260,300	@@	Gerdau AmeriSteel Corp.	2,376,539
			11,448,061
		Leisure Time: 0.4%
189,000	@	K2, Inc.	2,216,970
			2,216,970
		Machinery - Diversified: 1.4%
18,500	@, L	Middleby Corp.	1,425,610
32,800	L	Nordson Corp.	1,307,408
144,200		Wabtec Corp.	3,912,146
			6,645,164
		Media: 0.6%
109,600		Entercom Communications Corp.	2,761,920
			2,761,920
		Mining: 0.7%
92,200	@@	Inmet Mining Corp.	3,485,907
			3,485,907
		Miscellaneous Manufacturing: 0.8%
142,100	L	Barnes Group, Inc.	2,495,276
30,000	@, L	Ceradyne, Inc.	1,232,700
			3,727,976
		Oil & Gas: 3.4%
115,700	@, L	Carrizo Oil & Gas, Inc.	2,983,903
190,300	@	Denbury Resources, Inc.	5,499,670
184,300	@	EXCO Resources, Inc.	2,287,163
31,000	@	Giant Industries, Inc.	2,517,200
108,900	@, L	Southwestern Energy Co.	3,252,843
			16,540,779
		Oil & Gas Services: 4.6%
82,000	@	Core Laboratories NV	5,231,600
74,100	@	FMC Technologies, Inc.	3,979,170
192,000	@	Global Industries Ltd.	2,987,520
39,200	@	Helix Energy Solutions Group, Inc.	1,309,280
75,000	@	Hydril	4,204,500
74,200	@	Oil States International, Inc.	2,040,500
101,200	@, L	Superior Energy Services	2,657,512
			22,410,082
		Pharmaceuticals: 2.5%
151,000	@, L	Alkermes, Inc.	2,393,350
31,700	@, L	BioMarin Pharmaceuticals, Inc.	451,091
80,800	@, L	Cubist Pharmaceuticals, Inc.	1,756,592
120,400	@, L	HealthExtras, Inc.	3,408,524
122,100	@, L	Sciele Pharma, Inc.	2,300,364
33,200	@, L	United Therapeutics Corp.	1,744,328
			12,054,249
		Real Estate Investment Trusts: 2.9%
27,200		Alexandria Real Estate Equities, Inc.	2,551,360
193,500		Innkeepers USA Trust	3,152,115
75,900		Lexington Corporate Properties Trust	1,607,562
147,181		National Health Investors, Inc.	4,169,638

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts (continued)
67,900	L	Nationwide Health Properties, Inc.	$1,815,646
24,000		Sunstone Hotel Investors, Inc.	713,280
			14,009,601
		Retail: 6.3%
88,800	@, L	Aeropostale, Inc.	2,595,624
83,400	@, L	Burger King Holdings, Inc.	1,331,064
177,600	L	Casey’s General Stores, Inc.	3,955,152
79,800		Cash America International, Inc.	3,118,584
91,729	@, L	GameStop Corp.	4,245,218
75,500		Lone Star Steakhouse & Saloon, Inc.	2,096,635
40,000	@, L	Pantry, Inc.	2,254,800
64,600		Regis Corp.	2,315,910
132,500		Stage Stores, Inc.	3,887,550
53,100	@, L	Tractor Supply Co.	2,562,606
69,200	@	Tween Brands, Inc.	2,601,920
			30,965,063
		Savings & Loans: 4.1%
308,100		Brookline Bancorp., Inc.	4,236,375
387,803		First Niagara Financial Group, Inc.	5,654,168
387,200	L	NewAlliance Bancshares, Inc.	5,672,480
97,900		Provident Financial Services, Inc.	1,812,129
42,500		WSFS Financial Corp.	2,643,075
			20,018,227
		Semiconductors: 6.3%
180,000	@, L	Actel Corp.	2,799,000
70,100	@	ADE Corp.	2,244,602
444,400	@, L	Axcelis Technologies, Inc.	3,137,464
103,200	@, @@, L	Chartered Semiconductor Manufacturing Ltd. ADR	771,936
333,000	@, L	Entegris, Inc.	3,633,030
115,400	@	Fairchild Semiconductor International, Inc.	2,157,980
74,400	@, L	Formfactor, Inc.	3,134,472
263,100	@	Integrated Device Technology, Inc.	4,225,386
224,100	@, L	Micrel, Inc.	2,149,119
99,600	@, L	Microsemi Corp.	1,877,460
131,400	@, L	Varian Semiconductor Equipment Associates, Inc.	4,822,380
			30,952,829
		Software: 4.9%
87,400	@, L	Activision, Inc.	1,319,740
121,700	@, L	Ansys, Inc.	5,376,706
41,100	@	Filenet Corp.	1,431,513
329,600	@, L	Informatica Corp.	4,479,264
137,900		MoneyGram International, Inc.	4,007,374
105,500	@, L	Progress Software Corp.	2,743,000
152,650	@, L	THQ, Inc.	4,452,801
			23,810,398
		Storage/Warehousing: 0.4%
78,100	@, L	Mobile Mini, Inc.	2,218,821
			2,218,821
		Telecommunications: 2.7%
125,000	L	Adtran, Inc.	2,980,000
238,700	@	Arris Group, Inc.	2,735,500
71,000		Otelco, Inc.	1,427,100
177,500	@, L	Powerwave Technologies, Inc.	1,349,000

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
102,500	@, L	RCN Corp.	$2,900,750
85,000	@	SBA Communications Corp.	2,068,050
			13,460,400
		Textiles: 0.6%
85,500		G&K Services, Inc.	3,114,765
			3,114,765
		Transportation: 1.6%
86,800	L	Forward Air Corp.	2,872,212
224,000	@	HUB Group, Inc.	5,102,720
			7,974,932
		Trucking & Leasing: 1.1%
96,800		GATX Corp.	4,004,616
45,200	L	Greenbrier Cos., Inc.	1,311,252
			5,315,868
		Total Common Stock
		(Cost $416,521,800)	467,331,732

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 27.0%

	Repurchase Agreement: 4.5%
$21,920,000	Deutsche Bank Repurchase Agreement dated 09/29/06, 5.250%, due 10/02/06, $21,929,590 to be received upon repurchase (Collateralized by $21,823,000 various U.S. Government Agency Obligations, 3.625% - 5.750%, Market Value plus accrued interest $22,362,288, due 11/14/08 - 08/17/16)	$21,920,000

	Total Repurchase Agreement (Cost $21,920,000)	21,920,000

	Securities Lending CollateralCC: 22.5%
110,171,248	The Bank of New York Institutional Cash Reserves Fund	110,171,248

	Total Securities Lending Collateral (Cost $110,171,248)	110,171,248

	Total Short-Term Investments (Cost $132,091,248)	132,091,248

Total Investments in Securities
(Cost $548,613,048)*	122.6%	$599,422,980
Other Assets and Liabilities - Net	(22.6)	(110,576,901)
Net Assets	100.0%	$488,846,079

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
*	Cost for federal income tax purposes is $549,108,113.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$66,628,185
	Gross Unrealized Depreciation	(16,313,318)
	Net Unrealized Appreciation	$50,314,867

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.7%

		Aerospace/Defense: 2.3%
37,700		L-3 Communications Holdings, Inc.	$2,953,041
27,100		United Technologies Corp.	1,716,785
			4,669,826
		Agriculture: 3.5%
91,900		Altria Group, Inc.	7,034,945
			7,034,945
		Banks: 9.6%
187,600		Bank of America Corp.	10,049,732
102,600		Bank of New York Co., Inc.	3,617,676
150,000		Wells Fargo & Co.	5,427,000
			19,094,408
		Beverages: 2.3%
62,100		Coca-Cola Co.	2,774,628
26,000	L	Molson Coors Brewing Co.	1,791,400
			4,566,028
		Building Materials: 1.2%
176,500	@, L	Goodman Global, Inc.	2,356,275
			2,356,275
		Chemicals: 2.5%
31,700		Air Products & Chemicals, Inc.	2,103,929
39,100		Ashland, Inc.	2,493,798
16,229		Celanese Corp.	290,499
			4,888,226
		Coal: 1.0%
55,400		Peabody Energy Corp.	2,037,612
			2,037,612
		Computers: 3.1%
35,500		Hewlett-Packard Co.	1,302,495
25,900		International Business Machines Corp.	2,122,246
122,700	@, L	Seagate Technology, Inc.	2,833,143
			6,257,884
		Cosmetics/Personal Care: 1.6%
53,000		Procter & Gamble Co.	3,284,940
			3,284,940
		Distribution/Wholesale: 0.7%
24,800	@	Wesco International, Inc.	1,439,144
			1,439,144
		Diversified Financial Services: 15.2%
21,300	@, L	Affiliated Managers Group, Inc.	2,132,343
50,025	L	Capital One Financial Corp.	3,934,967

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
152,200		Citigroup, Inc.	$7,559,774
104,700		Countrywide Financial Corp.	3,668,688
15,900		Freddie Mac	1,054,647
104,900		JPMorgan Chase & Co.	4,926,104
57,700		Merrill Lynch & Co., Inc.	4,513,294
32,500		Morgan Stanley	2,369,575
			30,159,392
		Electric: 3.3%
143,600	@, L	Mirant Corp.	3,921,716
63,500		PG&E Corp.	2,644,775
			6,566,491
		Electronics: 1.0%
161,000	@, @@	Flextronics International Ltd.	2,035,040
			2,035,040
		Energy - Alternate Sources: 1.0%
195,206	@, L	Evergreen Energy, Inc.	2,051,615
			2,051,615
		Engineering & Construction: 0.9%
140,500	@@, L	ABB Ltd. ADR	1,851,790
			1,851,790
		Entertainment: 1.0%
97,700	L	Regal Entertainment Group	1,936,414
			1,936,414
		Food: 1.0%
73,696	@	Smithfield Foods, Inc.	1,991,266
			1,991,266
		Gas: 1.2%
45,900		Sempra Energy	2,306,475
			2,306,475
		Healthcare - Products: 0.8%
43,900	@	St. Jude Medical, Inc.	1,549,231
			1,549,231
		Healthcare - Services: 1.3%
63,600		Aetna, Inc.	2,515,380
			2,515,380
		Insurance: 7.5%
57,300		American International Group, Inc.	3,796,698
77,000	@@	Axis Capital Holdings Ltd.	2,671,130
125,900	@	Conseco, Inc.	2,642,641
63,300	L	Metlife, Inc.	3,587,844
46,200		St. Paul Travelers Cos., Inc.	2,166,318
			14,864,631
		Lodging: 2.1%
55,700		Boyd Gaming Corp.	2,141,108
30,200	L	Harrah’s Entertainment, Inc.	2,006,186
			4,147,294

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 1.3%
58,000		Time Warner, Inc.	1,057,340
50,000		Walt Disney Co.	1,545,500
			2,602,840
		Mining: 2.9%
55,600		Alcoa, Inc.	1,559,024
35,000	L	Freeport-McMoRan Copper & Gold, Inc.	1,864,100
27,400		Phelps Dodge Corp.	2,320,780
			5,743,904
		Miscellaneous Manufacturing: 0.8%
43,100		General Electric Co.	1,521,430
			1,521,430
		Oil & Gas: 10.5%
124,900		ExxonMobil Corp.	8,380,790
45,600	L	Hess Corp.	1,888,752
119,100	@	Newfield Exploration Co.	4,590,114
76,300	@	Plains Exploration & Production Co.	3,274,033
87,900		Rowan Cos., Inc.	2,780,277
			20,913,966
		Oil & Gas Services: 1.1%
51,900	@	Weatherford International Ltd.	2,165,268
			2,165,268
		Pharmaceuticals: 5.1%
287,200		Pfizer, Inc.	8,144,992
58,000	@@, L	Teva Pharmaceutical Industries Ltd. ADR	1,977,220
			10,122,212
		Real Estate Investment Trusts: 1.8%
82,900		KKR Financial Corp.	2,034,366
31,100		Liberty Property Trust	1,486,269
			3,520,635
		Retail: 1.2%
60,600		McDonald’s Corp.	2,370,672
			2,370,672
		Savings & Loans: 1.4%
209,600	L	Hudson City Bancorp., Inc.	2,777,200
			2,777,200
		Semiconductors: 1.4%
282,917	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,716,003
			2,716,003
		Telecommunications: 5.4%
170,700	L	AT&T, Inc.	5,557,992
44,700		BellSouth Corp.	1,910,925
225,000	@, L	Qwest Communications International, Inc.	1,962,000
71,200		Sprint Nextel Corp.	1,221,080
			10,651,997

		Transportation: 0.7%
16,700		Union Pacific Corp.	1,469,600
			1,469,600
		Total Common Stock
		(Cost $174,922,871)	194,180,034

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.8%

		Repurchase Agreement: 2.0%
$3,972,000		Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due
		10/02/06, $3,973,754 to be received upon repurchase (Collateralized by $4,100,000 Federal National Mortgage Association, 3.875%, Market Value plus accrued interest $4,055,783, due 07/15/08)		$3,972,000

		Total Repurchase Agreement
		(Cost $3,972,000)		3,972,000

		Securities Lending CollateralCC: 17.8%
35,469,231		The Bank of New York Institutional Cash Reserves Fund		35,469,231

		Total Securities Lending Collateral
		(Cost $35,469,231)		35,469,231

		Total Short-Term Investments
		(Cost $39,441,231)		39,441,231

		Total Investments in Securities
		(Cost $214,364,102)*	117.5%	$233,621,265
		Other Assets and Liabilities - Net	(17.5)	(34,769,231)
		Net Assets	100.0%	$198,852,034

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $215,304,580.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,494,913
		Gross Unrealized Depreciation		(5,178,228)
		Net Unrealized Appreciation		$18,316,685

Item 2. Controls and Procedures.

(a)               Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)              There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006